UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.6%
Financials - 20.2%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	23,800	$1,079,568
The Blackstone Group LP	124,775	1,746,850
Credit Suisse Group AG	26,247	1,350,996
Credit Suisse Group AG (Sponsored ADR)	7,200	369,936
Deutsche Bank AG	8,500	652,489
Franklin Resources, Inc.	12,245	1,357,971
The Goldman Sachs Group, Inc.	51,089	8,717,316
Julius Baer Group Ltd.	17,515	633,954
Macquarie Group Ltd.	18,600	804,386
Man Group PLC	109,833	402,053
Morgan Stanley	41,000	1,200,890

		18,316,409

Commercial Banks - 3.1%
Australia & New Zealand Banking Group Ltd.	10,635	247,183
Banco do Brasil SA	25,500	428,023
Banco Santander Central Hispano SA	113,536	1,505,942
Barclays PLC	103,800	565,210
BB&T Corp.	31,600	1,023,524
BNP Paribas SA	10,560	809,388
Credit Agricole SA	36,962	645,653
Danske Bank A/S (a)	16,200	397,501
Hana Financial Group, Inc.	5,300	164,272
HSBC Holdings PLC	105,453	1,068,650
Industrial & Commercial Bank of China Ltd.-Class H	581,000	442,759
KB Financial Group, Inc.	10,345	498,221
National Australia Bank Ltd.	20,300	512,190
National Bank of Canada	5,100	310,524
Societe Generale-Class A	8,229	516,449
Standard Chartered PLC	45,359	1,236,364
Sumitomo Mitsui Financial Group, Inc.	13,300	440,626
Turkiye Garanti Bankasi AS	80,400	376,906
Turkiye Vakiflar Bankasi Tao-Class D (a)	61,400	165,080
U.S. Bancorp	42,500	1,099,900
UniCredito Italiano SpA (a)	199,295	587,631
United Overseas Bank Ltd.	27,000	369,995
Wells Fargo & Co.	120,800	3,759,296

		17,171,287

Consumer Finance - 0.1%
ORIX Corp.	5,540	491,897

Diversified Financial Services - 2.9%
Bank of America Corp.	293,550	5,239,868
Citigroup, Inc. (a)	187,900	760,995
CME Group, Inc.-Class A	2,520	796,597
Hong Kong Exchanges and Clearing Ltd.	30,800	512,877
JPMorgan Chase & Co.	195,117	8,731,486

		16,041,823

Insurance - 1.2%
ACE Ltd.	7,400	387,020
Allianz SE	6,600	826,036
Allstate Corp.	17,300	558,963
Aviva PLC	15,354	89,696
Chubb Corp.	6,400	331,840
Everest Re Group Ltd.	1,900	153,767
Industrial Alliance Insurance and Financial Services, Inc.	700	24,122
Muenchener Rueckversicherungs AG (MunichRe)	1,400	227,103
Old Mutual PLC (a)	176,800	328,457
PartnerRe Ltd.	3,600	286,992
Principal Financial Group, Inc.	15,300	446,913
Sun Life Financial, Inc.	5,200	167,266
The Travelers Co., Inc.	19,400	1,046,436
Unum Group	26,700	661,359
XL Capital Ltd.-Class A	42,000	793,800

		6,329,770

Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities, Inc.	4,525	305,890
Allied Properties Real Estate Investment Trust	14,000	279,821
American Campus Communities	5,100	141,066
Ascendas Real Estate Investment Trust	492,000	674,565
BioMed Realty Trust, Inc.	33,200	549,128
Brandywine Realty Trust	44,350	541,513
British Land Co. PLC	83,136	605,979
Camden Property Trust	3,300	137,379
Canadian Real Estate Investment Trust	16,670	453,823
CapitaMall Trust	222,940	281,577
CBL & Associates Properties, Inc.	39,950	547,315
Chartwell Seniors Housing Real Estate Investment Trust	48,900	349,062
Cominar Real Estate Investment Trust	17,529	331,716
Corio NV	9,900	660,677
Corporate Office Properties Trust	15,500	622,015
Dexus Property Group	171,000	126,944
DiamondRock Hospitality Co.	42,856	433,274
Digital Realty Trust, Inc.	11,300	612,460
Duke Realty Corp.	44,500	551,800
DuPont Fabros Technology, Inc.	13,500	291,465

Education Realty Trust, Inc.	26,300	150,962
Entertainment Properties Trust	13,850	569,650
Equity Residential	19,300	755,595
Essex Property Trust, Inc.	4,600	413,770
Extra Space Storage, Inc.	31,900	404,492
First Potomac Realty Trust	9,800	147,294
Fonciere Des Regions	3,700	407,060
General Property Group	1,285,100	677,580
Great Portland Estates PLC	55,300	264,366
H&R Real Estate Investment Trust	21,200	347,124
HCP, Inc.	12,950	427,350
Health Care REIT, Inc.	12,200	551,806
Hersha Holpitality Trust	44,600	231,028
Hospitality Properties Trust	15,100	361,645
Host Hotels & Resorts, Inc.	24,230	354,969
Hrpt Properties Trust	32,200	250,516
ING Office Fund	789,300	422,625
InnVest Real Estate Investment Trust	57,500	336,287
Kilroy Realty Corp.	8,900	274,476
Kimco Realty Corp.	27,100	423,844
Klepierre	36,962	1,448,208
Land Securities Group PLC	36,552	375,846
LaSalle Hotel Properties	12,073	281,301
Macerich Co.	8,516	326,248
Macquarie CountryWide Trust	123,911	63,611
Mid-America Apartment Communities, Inc.	7,750	401,373
Morguard Real Estate Investment Trust	23,300	312,915
Nippon Building Fund, Inc.-Class A	29	249,891
Nomura Real Estate Office Fund, Inc.-Class A	68	382,364
Omega Healthcare Investors, Inc.	20,600	401,494
Orix JREIT, Inc.-Class A	55	249,547
Primaris Retail Real Estate Investment Trust	15,983	264,377
ProLogis	55,125	727,650
Public Storage	14,200	1,306,258
RioCan Real Estate Investment Trust (a)(b)	1,400	25,473
Simon Property Group, Inc.	30,715	2,576,989
Stockland	219,280	801,045
Sunstone Hotel Investors, Inc. (a)	52,013	580,985
Tanger Factory Outlet Centers	7,900	340,964
UDR, Inc.	38,800	684,432
Unibail-Rodamco SE	12,378	2,505,917
Ventas, Inc.	17,700	840,396
Vornado Realty Trust	9,147	692,428
Weingarten Realty Investors	30,800	664,048
Wereldhave NV	4,400	422,063
Westfield Group	177,949	1,966,349

		35,162,080

Real Estate Management & Development - 3.2%
BR Malls Participacoes SA (a)	22,150	261,563
Brookfield Properties Corp. (New York)	23,525	361,344
CB Richard Ellis Group, Inc.-Class A (a)	26,400	418,440
GAGFAH SA	26,800	239,912
Great Eagle Holding Ltd.	123,000	343,283
Henderson Land Development Co. Ltd.	97,000	683,733
Hongkong Land Holdings Ltd.	226,000	1,144,177
Jones Lang LaSalle, Inc.	4,100	298,849
Kerry Properties Ltd.	126,131	675,551
Kwg Property Holding Ltd.	503,000	361,692
Lend Lease Corp. Ltd.	123,192	978,083
Mitsubishi Estate Co. Ltd.	25,000	409,723
Mitsui Fudosan Co. Ltd.	150,100	2,554,828
Multiplan Empreendimentos Imobiliarios SA	56,287	932,446
New World Development Co. Ltd.	675,973	1,318,257
NTT Urban Development Corp.	349	295,480
Savills PLC	68,100	360,081
Shimao Property Holdings Ltd.	369,000	676,896
Sumitomo Realty & Development Co. Ltd.	42,000	801,437
Sun Hung Kai Properties Ltd.	189,700	2,844,198
Swire Pacific Ltd.	22,500	270,299
Uol Group Ltd.	90,000	250,524
Wing Tai Holdings Ltd.	439,000	566,890
Yanlord Land Group Ltd.	487,000	649,118

		17,696,804

		111,210,070

Information Technology - 8.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	82,850	2,156,586
JDS Uniphase Corp. (a)	33,000	413,490
Motorola, Inc. (a)	262,700	1,844,154
Nokia OYJ	58,800	916,346
QUALCOMM, Inc.	18,300	768,417
Research In Motion Ltd. (a)	14,900	1,101,855
Tellabs, Inc.	52,400	396,668

		7,597,516

Computers & Peripherals - 3.1%
Apple, Inc. (a)	33,360	7,837,265
Compal Electronics, Inc.	843	1,103
Dell, Inc. (a)	64,700	971,147
EMC Corp. (a)	132,800	2,395,712
Hewlett-Packard Co.	76,900	4,087,235
Seagate Technology (a)	32,800	598,928
Toshiba Corp. (a)	171,000	885,066

		16,776,456

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp.	182,310	206,498
Hitachi High-Technologies Corp.	4,000	91,857

HON HAI Precision Industry Co. Ltd.	75,000	324,751
HON HAI Precision Industry Co. Ltd. (GDR) (b)	10,550	97,011
LG Display Co. Ltd.	11,200	395,777
Murata Manufacturing Co. Ltd.	7,800	443,873
Nippon Electric Glass Co. Ltd.	58,000	818,666
Tyco Electronics Ltd.	40,400	1,110,192

		3,488,625

Internet Software & Services - 1.3%
AOL, Inc. (a)	5,084	128,524
Google, Inc.-Class A (a)	11,385	6,455,409
Telecity Group PLC (a)	56,400	362,329
Tencent Holdings Ltd.	16,400	328,397

		7,274,659

Office Electronics - 0.1%
Canon, Inc.	5,000	231,276
Konica Minolta Holdings, Inc.	11,500	134,508

		365,784

Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	19,300	684,281
Broadcom Corp.-Class A	38,200	1,267,476
Elpida Memory, Inc. (a)	9,400	185,503
Hynix Semiconductor, Inc. (a)	25,100	592,351
Intel Corp.	189,900	4,227,174
KLA-Tencor Corp.	42,200	1,304,824
Samsung Electronics (Preference Shares)	200	95,137
Samsung Electronics Co. Ltd.	1,340	968,813
Teradyne, Inc. (a)	48,500	541,745

		9,867,304

Software - 0.5%
Microsoft Corp.	83,900	2,455,753
Nintendo Co. Ltd.	900	301,827
Symantec Corp. (a)	14,900	252,108

		3,009,688

		48,380,032

Consumer Discretionary - 7.5%
Auto Components - 0.4%
Johnson Controls, Inc.	50,100	1,652,799
NGK Spark Plug Co. Ltd.	11,000	149,841
TRW Automotive Holdings Corp. (a)	15,000	428,700

		2,231,340

Automobiles - 1.1%
Bayerische Motoren Werke AG	13,200	608,957
Ford Motor Co. (a)	211,500	2,658,555
Honda Motor Co. Ltd.	24,900	877,692
Nissan Motor Co. Ltd. (a)	70,900	608,855
Suzuki Motor Corp.	26,000	574,080
Volkswagen AG	7,000	641,569

		5,969,708

Hotels, Restaurants & Leisure - 0.8%
Carnival PLC	15,284	627,420
Hyatt Hotels Corp. (a)	23,070	898,807
Mitchells & Butlers PLC (a)	94,400	454,850
Royal Caribbean Cruises Ltd. (a)	30,200	996,298
TABCORP Holdings Ltd.	31,300	197,933
Thomas Cook Group PLC	43,000	176,151
TUI Travel PLC	28,600	131,024
Whitebread PLC	23,000	514,905
Wyndham Worldwide Corp.	22,900	589,217

		4,586,605

Household Durables - 0.9%
DR Horton, Inc.	28,900	364,140
Fortune Brands, Inc.	4,100	198,891
Garmin Ltd.	21,600	831,168
MRV Engenharia e Participacoes SA	75,300	525,472
NVR, Inc. (a)	1,750	1,271,375
Pulte Homes, Inc. (a)	53,500	601,875
Sharp Corp.	26,000	325,592
Sony Corp.	9,600	367,837
Whirlpool Corp.	8,000	698,000

		5,184,350

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	6,300	61,442

Media - 2.1%
British Sky Broadcasting Group PLC	42,600	389,199
CBS Corp.-Class B	54,500	759,730
Comcast Corp.-Class A	104,500	1,966,690
Lagardere SCA	2,900	117,224
News Corp.-Class A	118,600	1,709,026
SES SA (FDR)	19,845	500,879
Time Warner Cable, Inc.-Class A	33,300	1,775,223
Time Warner, Inc.	50,300	1,572,881
Viacom, Inc.-Class B (a)	35,300	1,213,614
Vivendi SA	22,210	593,908
The Walt Disney Co.	15,077	526,338
WPP PLC	32,400	335,269

		11,459,981

Multiline Retail - 1.1%
JC Penney Co., Inc.	18,700	601,579
Kohl’s Corp. (a)	43,840	2,401,555
Macy’s, Inc.	27,800	605,206
Marks & Spencer Group PLC	70,800	397,903
Target Corp.	36,560	1,923,056

		5,929,299

Specialty Retail - 1.0%
Esprit Holdings Ltd.	59,100	466,155
Foot Locker, Inc.	22,300	335,392
The Gap, Inc.	9,000	207,990
Home Depot, Inc.	43,600	1,410,460

Limited Brands, Inc.	35,400	871,548
Lowe’s Cos, Inc.	22,500	545,400
Office Depot, Inc. (a)	83,900	669,522
Ross Stores, Inc.	11,100	593,517
TJX Cos, Inc.	10,600	450,712

		5,550,696

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	12,600	239,652
Yue Yuen Industrial Holdings Ltd.	9,000	31,340

		270,992

		41,244,413

Energy - 6.4%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	32,750	1,403,665
Ensco International PLC (Sponsored ADR)	18,000	806,040
Noble Corp.	10,500	439,110
Rowan Cos, Inc. (a)	22,500	654,975
Saipem SpA	23,400	905,193
Schlumberger Ltd.	67,030	4,253,724
Technip SA	6,200	503,276
Tenaris SA	16,268	350,765
Transocean Ltd. (a)	1,900	164,122

		9,480,870

Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	5,200	527,800
BG Group PLC	56,335	975,599
BP PLC	107,600	1,018,450
Chevron Corp.	24,000	1,819,920
China Coal Energy Co.-Class H	189,000	294,737
Cimarex Energy Co.	17,900	1,062,902
CNOOC Ltd.	148,000	243,583
ConocoPhillips	43,100	2,205,427
Devon Energy Corp.	24,400	1,572,092
Dragon Oil PLC (a)	31,200	228,923
EnCana Corp.	4,100	127,564
ENI SpA	20,300	476,160
EOG Resources, Inc.	3,000	278,820
Exxon Mobil Corp.	43,900	2,940,422
Forest Oil Corp. (a)	28,300	730,706
Gazprom OAO (Sponsored ADR)(US OTC)	12,200	286,334
KazMunaiGas Exploration Production (GDR) (b)	7,350	181,324
LUKOIL (OTC US) (Sponsored ADR)	6,450	365,715
Newfield Exploration Co. (a)	17,800	926,490
Nexen, Inc. (New York)	46,200	1,141,602
Nexen, Inc. (Toronto)	20,251	501,066
Nippon Mining Holdings, Inc.	35,000	166,250
Noble Energy, Inc.	23,800	1,737,400
Occidental Petroleum Corp.	14,100	1,192,014
OGX Petroleo e Gas Participacoes SA	50,800	475,621

Penn West Energy Trust	6,500	137,660
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	42,600	1,231,924
Suncor Energy, Inc. (New York)	24,900	810,246
Suncor Energy, Inc. (Toronto)	19,236	625,575
Tullow Oil PLC	26,043	494,202
Valero Energy Corp.	52,100	1,026,370
Yanzhou Coal Mining Co. Ltd.-Class H	80,000	191,874

		25,994,772

		35,475,642

Health Care - 6.3%
Biotechnology - 1.1%
Celgene Corp. (a)	13,300	824,068
Gilead Sciences, Inc. (a)	96,950	4,409,286
Vertex Pharmaceuticals, Inc. (a)	20,300	829,661

		6,063,015

Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	33,871	5,472,199
Baxter International, Inc.	28,500	1,658,700
Covidien PLC	30,600	1,538,568
Hospira, Inc. (a)	2,300	130,295

		8,799,762

Health Care Providers & Services - 0.7%
Aetna, Inc.	30,200	1,060,322
Celesio AG	3,800	121,450
Express Scripts, Inc.-Class A (a)	3,000	305,280
Fresenius Medical Care AG & Co. KGaA	6,600	371,863
Medco Health Solutions, Inc. (a)	8,550	551,988
UnitedHealth Group, Inc. (a)	13,000	424,710
WellPoint, Inc. (a)	15,900	1,023,642

		3,859,255

Pharmaceuticals - 2.9%
AstraZeneca PLC	18,400	820,378
Bayer AG	19,522	1,319,097
Johnson & Johnson	6,000	391,200
Merck & Co., Inc.	55,900	2,087,865
Mylan, Inc. (a)	29,400	667,674
Novartis AG	19,444	1,051,802
Pfizer, Inc.	185,900	3,188,185
Roche Holding AG	6,838	1,110,562
Sanofi-Aventis SA	25,292	1,887,500
Shire PLC	14,300	315,150
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	51,773	3,265,841

		16,105,254

		34,827,286

Industrials - 5.5%
Aerospace & Defense - 0.6%
BAE Systems PLC	116,480	656,700
Bombardier, Inc.-Class B	32,400	198,742
Goodrich Corp.	7,100	500,692

Northrop Grumman Corp.	13,800	904,866
Raytheon Co.	10,100	576,912
Rolls-Royce Group PLC (a)	54,700	495,244

		3,333,156

Air Freight & Logistics - 0.1%
Deutsche Post AG	20,060	347,433
FedEx Corp.	3,800	354,920

		702,353

Airlines - 0.1%
British Airways PLC (a)	102,200	377,956
Delta Air Lines, Inc. (a)	10,800	157,572
Qantas Airways Ltd. (a)	65,664	170,805

		706,333

Building Products - 0.1%
Cie de Saint-Gobain	7,500	360,177

Commercial Services & Supplies - 0.1%
Rentokil Initial PLC (a)	97,600	193,615

Construction & Engineering - 0.1%
Bouygues	8,500	426,462

Electrical Equipment - 0.9%
ABB Ltd. (a)	32,900	719,216
Cooper Industries Ltd.-Class A	52,600	2,521,644
Furukawa Electric Co. Ltd.	5,000	26,025
Thomas & Betts Corp. (a)	14,900	584,676
Vestas Wind Systems A/S (a)	6,795	369,678
Vestas Wind Systems A/S (ADR) (a)	32,400	585,144

		4,806,383

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	15,756	294,836
General Electric Co.	202,900	3,692,780
Siemens AG	11,950	1,194,008
Textron, Inc.	17,300	367,279

		5,548,903

Machinery - 1.7%
Danaher Corp.	31,700	2,533,147
Dover Corp.	35,300	1,650,275
Illinois Tool Works, Inc.	62,300	2,950,528
MAN SE	6,500	543,688
NGK Insulators Ltd.	21,000	429,287
SPX Corp.	4,300	285,176
Terex Corp. (a)	17,300	392,883
Vallourec	3,203	646,336

		9,431,320

Professional Services - 0.1%
Randstad Holding NV (a)	11,200	531,872

Road & Rail - 0.1%
East Japan Railway Co.	3,400	236,562
Hertz Global Holdings, Inc. (a)	32,100	320,679

		557,241

Trading Companies & Distributors - 0.6%
Itochu Corp.	37,000	324,756
Mitsubishi Corp.	54,100	1,420,650
Mitsui & Co. Ltd.	73,400	1,235,860
Travis Perkins PLC (a)	7,300	90,816
Wolseley PLC (a)	17,500	422,859

		3,494,941

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group	69,600	71,308

		30,164,064

Consumer Staples - 4.2%
Beverages - 1.0%
Anheuser-Busch InBev NV	21,794	1,096,187
Asahi Breweries Ltd.	9,600	180,139
Carlsberg A/S-Class B	5,375	450,614
Coca-Cola Enterprises, Inc.	27,000	746,820
Constellation Brands, Inc.-Class A (a)	34,300	563,892
Pepsico, Inc.	35,550	2,351,988

		5,389,640

Food & Staples Retailing - 1.0%
Aeon Co. Ltd.	35,600	404,569
Casino Guichard Perrachon SA	3,100	261,996
Costco Wholesale Corp.	34,850	2,080,893
CVS Caremark Corp.	19,400	709,264
Safeway, Inc.	9,100	226,226
Supervalu, Inc.	35,500	592,140
Tesco PLC	146,917	971,351
Wal-Mart Stores, Inc.	3,650	202,940

		5,449,379

Food Products - 1.4%
Archer-Daniels-Midland Co.	27,700	800,530
Bunge Ltd.	10,600	653,278
ConAgra Foods, Inc.	30,200	757,114
Dean Foods Co. (a)	26,200	411,078
Kraft Foods, Inc.-Class A	25,800	780,192
Nestle SA	22,896	1,173,236
Sara Lee Corp.	30,800	429,044
Smithfield Foods, Inc. (a)	37,400	775,676
Tyson Foods, Inc.-Class A	44,500	852,175
Unilever NV	30,100	910,610
Wilmar International Ltd.	45,000	215,072

		7,758,005

Household Products - 0.3%
Kimberly-Clark Corp.	4,300	270,384
Procter & Gamble Co.	18,300	1,157,841

		1,428,225

Personal Products - 0.0%
L’Oreal SA	2,924	307,499

Tobacco - 0.5%
Altria Group, Inc.	36,700	753,084
British American Tobacco PLC	29,288	1,009,718
Japan Tobacco, Inc.	116	431,849
Reynolds American, Inc.	10,000	539,800

		2,734,451

		23,067,199

Materials - 3.0%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	3,170	234,421
Air Water, Inc.	14,000	160,395
Dow Chemical Co.	34,000	1,005,380
E.I. Du Pont de Nemours & Co.	28,300	1,053,892
Huntsman Corp.	25,900	312,095
Koninklijke Dsm NV	5,000	222,749
Potash Corp. of Saskatchewan	2,840	338,954
Umicore	8,100	282,552
Yara International ASA	11,700	508,671

		4,119,109

Containers & Packaging - 0.1%
Sonoco Products Co.	9,900	304,821

Metals & Mining - 2.2%
AK Steel Holding Corp.	23,300	532,638
Anglo American PLC (a)	11,100	483,173
ArcelorMittal (Euronext Amsterdam)	19,660	861,998
ArcelorMittal (New York)	23,300	1,023,103
BHP Billiton Ltd.	6,400	256,715
BHP Billiton PLC	28,556	975,988
Freeport-McMoRan Copper & Gold, Inc.	30,780	2,571,361
Hindalco Industries Ltd.	88,600	357,250
JFE Holdings, Inc.	10,000	403,467
Kazakhmys PLC (a)	10,700	247,341
MMC Norilsk Nickel (ADR) (a)	7,800	143,598
Rio Tinto PLC	30,998	1,832,562
Steel Dynamics, Inc.	21,500	375,605
Tata Steel Ltd.	37,100	521,939
Vale SA (Sponsored ADR)-Class B	19,200	618,048
Xstrata PLC (a)	51,790	980,194

		12,184,980

		16,608,910

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	130,500	3,372,120
Bezeq Israeli Telecommunication Corp. Ltd.	113,500	321,932
France Telecom SA	24,400	584,446
Nippon Telegraph & Telephone Corp.	12,400	521,761
Telecom Corp. of New Zealand Ltd.	86,358	132,157
Telecom Italia SpA (ordinary shares)	291,200	418,687
Telecom Italia SpA (savings shares)	148,800	167,855

Telefonica SA	37,643	891,932
Verizon Communications, Inc.	18,000	558,360

		6,969,250

Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	7,000	267,610
KDDI Corp.	49	253,664
Softbank Corp.	17,000	419,493
Sprint Nextel Corp. (a)	255,200	969,760
Vodafone Group PLC	605,053	1,399,436

		3,309,963

		10,279,213

Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	15,000	512,700
E.ON AG	22,526	832,800
Edison International	17,600	601,392
Electricite de France	7,900	430,656
Pepco Holdings, Inc.	32,400	555,660
Pinnacle West Capital Corp.	5,700	215,061
The Tokyo Electric Power Co., Inc.	8,300	221,373

		3,369,642

Multi-Utilities - 0.2%
Ameren Corp.	4,100	106,928
CMS Energy Corp.	11,900	183,974
NiSource, Inc.	39,400	622,520
RWE AG	2,400	212,909

		1,126,331

		4,495,973

Total Common Stocks (cost $290,803,875)		355,752,802

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.9%
Industrial - 5.9%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	$145	150,273
ArcelorMittal
6.125%, 6/01/18	330	346,403
ArcelorMittal USA, Inc.
6.50%, 4/15/14	105	113,816
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	203	236,068
The Dow Chemical Co.
7.375%, 11/01/29	15	16,726
7.60%, 5/15/14	195	222,610
8.55%, 5/15/19	549	664,148

Eastman Chemical
5.50%, 11/15/19	95	97,272
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	176	195,705
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	160	174,200
8.375%, 4/01/17	185	205,813
Inco Ltd.
7.75%, 5/15/12	80	87,631
International Paper Co.
5.30%, 4/01/15	219	231,340
7.50%, 8/15/21	150	170,447
7.95%, 6/15/18	190	221,985
Packaging Corp. of America
5.75%, 8/01/13	30	31,923
PPG Industries, Inc.
5.75%, 3/15/13	250	270,431
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	345	388,321

		3,825,112

Capital Goods - 0.4%
Boeing Co.
6.00%, 3/15/19	295	325,443
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	40	41,540
John Deere Capital Corp.
5.25%, 10/01/12	300	325,708
Lafarge SA
6.15%, 7/15/11	172	179,658
Owens Corning, Inc.
6.50%, 12/01/16	178	188,380
Republic Services, Inc.
5.25%, 11/15/21 (b)	165	163,114
5.50%, 9/15/19 (b)	233	238,626
Tyco International Finance SA
6.00%, 11/15/13	200	221,024
8.50%, 1/15/19	140	173,623
United Technologies Corp.
4.875%, 5/01/15	181	196,334
Vulcan Materials Co.
5.60%, 11/30/12	90	97,178

		2,150,628

Communications - Media - 0.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	192,059
CBS Corp.
8.875%, 5/15/19	330	398,641

Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	240,511
Comcast Corp.
5.30%, 1/15/14	230	247,289
5.50%, 3/15/11	275	286,106
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (b)	155	161,931
6.375%, 6/15/15	40	41,550
News America Holdings, Inc.
9.25%, 2/01/13	144	169,205
News America, Inc.
6.55%, 3/15/33	250	253,666
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	140	174,658
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	25,125
5.50%, 5/15/15	120	120,540
11.25%, 2/01/19	190	238,421
Time Warner Cable, Inc.
7.50%, 4/01/14	145	167,396
Time Warner Entertainment Co.
8.375%, 3/15/23	311	379,558
WPP Finance UK
5.875%, 6/15/14	150	158,609
8.00%, 9/15/14	350	402,146

		3,657,411

Communications - Telecommunications - 0.9%
America Movil SAB de CV
5.00%, 3/30/20 (b)	475	468,286
AT&T Corp.
7.30%, 11/15/11	125	136,635
8.00%, 11/15/31	15	18,236
BellSouth Corp.
5.20%, 9/15/14	94	101,281
British Telecommunications PLC
5.15%, 1/15/13	720	761,304
9.125%, 12/15/10	240	253,446
Embarq Corp.
7.082%, 6/01/16	658	716,659
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	275	292,661
Qwest Corp.
7.50%, 10/01/14	295	322,287
7.875%, 9/01/11	265	280,900

Telecom Italia Capital SA
6.00%, 9/30/34	65	57,664
6.175%, 6/18/14	305	326,013
6.375%, 11/15/33	60	55,582
7.175%, 6/18/19	170	183,533
Telus Corp.
8.00%, 6/01/11	46	49,506
US Cellular Corp.
6.70%, 12/15/33	250	242,277
Verizon Communications, Inc.
4.90%, 9/15/15	168	180,333
5.25%, 4/15/13	225	245,812
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	154	164,035
Vodafone Group PLC
5.50%, 6/15/11	220	230,688
7.875%, 2/15/30	100	119,393

		5,206,531

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
5.75%, 9/08/11	135	142,296
7.30%, 1/15/12	166	180,756
7.75%, 1/18/11	62	65,225
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	195	198,748
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	346	346,872
Volvo Treasury AB
5.95%, 4/01/15 (b)	305	310,778

		1,244,675

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
6.875%, 5/01/12	25	27,499
7.625%, 4/15/31	345	394,031
Turner Broadcasting System, Inc.
8.375%, 7/01/13	225	257,530
Viacom, Inc.
5.625%, 9/15/19	390	405,090
The Walt Disney Co.
5.50%, 3/15/19	240	260,621

		1,344,771

Consumer Cyclical - Other - 0.1%
Marriott International, Inc.
Series J
5.625%, 2/15/13	216	229,816

MDC Holdings, Inc.
5.50%, 5/15/13	140	144,383
Toll Brothers Finance Corp.
6.875%, 11/15/12	11	11,827

		386,026

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.125%, 8/15/16	100	110,262
6.60%, 3/15/19	195	218,013
Wal-Mart Stores, Inc.
4.25%, 4/15/13	125	133,408

		461,683

Consumer Non-Cyclical - 1.3%
Ahold Finance USA LLC
6.875%, 5/01/29	420	457,366
Altria Group, Inc.
9.70%, 11/10/18	210	258,222
Avon Products, Inc.
6.50%, 3/01/19	305	342,660
Bottling Group LLC
6.95%, 3/15/14	265	306,793
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	70,883
5.875%, 5/15/13	180	191,732
8.50%, 6/15/19	153	177,865
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	275,357
Campbell Soup Co.
6.75%, 2/15/11	260	274,052
The Coca-Cola Co.
5.35%, 11/15/17	280	308,041
ConAgra Foods, Inc.
7.875%, 9/15/10	3	3,093
Delhaize Group SA
5.875%, 2/01/14	105	114,813
Diageo Capital PLC
7.375%, 1/15/14	265	308,177
Fisher Scientific International, Inc.
6.125%, 7/01/15	196	203,595
Fortune Brands, Inc.
3.00%, 6/01/12	280	280,562
4.875%, 12/01/13	201	208,871
Johnson & Johnson
5.55%, 8/15/17	270	298,216
Kraft Foods, Inc.
5.25%, 10/01/13	179	193,675
6.25%, 6/01/12	335	366,615

The Kroger Co.
6.80%, 12/15/18	79	88,858
Pepsico, Inc.
4.65%, 2/15/13	285	307,432
Pfizer, Inc.
5.35%, 3/15/15	295	325,047
The Procter & Gamble Co.
4.70%, 2/15/19	294	301,509
Reynolds American, Inc.
7.25%, 6/01/13	150	166,793
7.625%, 6/01/16	250	280,900
Safeway, Inc.
4.95%, 8/16/10	90	91,432
6.50%, 3/01/11	15	15,737
Universal Health Services, Inc.
7.125%, 6/30/16	320	357,948
Whirlpool Corp.
8.60%, 5/01/14	45	52,224
Wyeth
5.50%, 2/01/14	210	231,662

		6,860,130

Energy - 0.6%
Amerada Hess Corp.
7.875%, 10/01/29	80	95,853
Anadarko Petroleum Corp.
5.95%, 9/15/16	417	454,309
6.45%, 9/15/36	109	111,086
Apache Corp.
5.25%, 4/15/13	165	179,531
Baker Hughes, Inc.
6.50%, 11/15/13	150	171,514
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	107,368
Conoco, Inc.
6.95%, 4/15/29	66	75,755
Hess Corp.
8.125%, 2/15/19	100	121,895
Marathon Oil Corp.
7.50%, 2/15/19	136	159,746
Nabors Industries, Inc.
9.25%, 1/15/19	315	391,822
Noble Energy, Inc.
8.25%, 3/01/19	303	366,965
Valero Energy Corp.
4.75%, 6/15/13	80	82,662
6.125%, 2/01/20	125	125,032
6.875%, 4/15/12	290	314,266

Weatherford International Ltd.
5.15%, 3/15/13	125	132,822
9.625%, 3/01/19	285	360,630
Williams Cos., Inc.
7.875%, 9/01/21	159	187,210

		3,438,466

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	445	460,019

Services - 0.0%
The Western Union Co.
5.93%, 10/01/16	90	99,530

Technology - 0.4%
Cisco Systems, Inc.
5.25%, 2/22/11	280	291,400
Computer Sciences Corp.
5.50%, 3/15/13	180	193,343
Dell, Inc.
5.625%, 4/15/14	185	203,577
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	375	419,480
Motorola, Inc.
6.50%, 9/01/25	175	169,939
7.50%, 5/15/25	35	36,067
7.625%, 11/15/10	49	50,790
Oracle Corp.
4.95%, 4/15/13	147	159,697
5.25%, 1/15/16	390	429,639
Xerox Corp.
7.625%, 6/15/13	55	56,420
8.25%, 5/15/14	280	325,115

		2,335,467

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	307	318,656
5.75%, 12/15/16	155	158,525

		477,181

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	58	63,001
CSX Corp.
5.50%, 8/01/13	35	37,883

		100,884

Transportation - Services - 0.1%
Con-way, Inc.
6.70%, 5/01/34	309	280,349

Ryder System, Inc.
5.85%, 11/01/16	127	134,066

		414,415

		32,462,929

Financial Institutions - 3.7%
Banking - 2.1%
American Express Co.
7.25%, 5/20/14	310	351,313
8.125%, 5/20/19	325	393,640
ANZ National International Ltd.
6.20%, 7/19/13 (b)	335	370,275
Bank of America Corp.
4.50%, 8/01/10	260	263,126
4.875%, 1/15/13	285	298,305
7.375%, 5/15/14	340	382,344
Barclays Bank PLC
5.45%, 9/12/12	620	668,354
8.55%, 6/15/11 (b)(c)	50	50,250
The Bear Stearns Co., Inc.
5.55%, 1/22/17	290	301,264
5.70%, 11/15/14	190	206,912
Citigroup, Inc.
5.50%, 4/11/13	230	241,680
6.50%, 8/19/13	260	280,283
8.50%, 5/22/19	475	554,413
Compass Bank
5.50%, 4/01/20	215	198,934
Countrywide Financial Corp.
5.80%, 6/07/12	96	102,048
6.25%, 5/15/16	92	94,456
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	59	60,656
Credit Suisse USA, Inc.
5.50%, 8/15/13	120	131,299
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	200	211,438
5.125%, 1/15/15	140	147,675
6.00%, 5/01/14	305	333,970
7.50%, 2/15/19	550	628,539
JPMorgan Chase & Co.
6.75%, 2/01/11	160	167,748
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	51	50,767
Marshall & Ilsley Bank
4.85%, 6/16/15	250	222,318
5.00%, 1/17/17	205	178,631

Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	249,815
Morgan Stanley
5.05%, 1/21/11	100	103,234
5.30%, 3/01/13	135	143,672
5.625%, 1/09/12	210	222,425
6.60%, 4/01/12	145	157,321
6.625%, 4/01/18	345	367,970
National Australia Bank Ltd.
3.75%, 3/02/15 (b)	355	356,414
National Capital Trust II
5.486%, 3/23/15 (b)(c)	91	83,004
National City Bank of Cleveland Ohio
6.25%, 3/15/11	250	259,507
Nationwide Building Society
6.25%, 2/25/20 (b)	465	474,128
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	104,971
PNC Funding Corp.
5.125%, 2/08/20	355	357,606
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	196,186
SouthTrust Corp.
5.80%, 6/15/14	225	238,597
Sovereign Bancorp, Inc.
4.80%, 9/01/10	155	157,288
Union Bank of California
5.95%, 5/11/16	250	262,424
Wachovia Corp.
5.50%, 5/01/13	320	345,589
Wells Fargo & Co.
5.625%, 12/11/17	565	599,389

		11,570,178

Brokerage - 0.1%
Lazard Group
6.85%, 6/15/17	160	162,817

Finance - 0.3%
General Electric Capital Corp.
4.80%, 5/01/13	315	334,760
5.625%, 5/01/18	480	501,606
Series A
4.375%, 11/21/11	25	26,137
HSBC Finance Corp.
7.00%, 5/15/12	125	136,316
SLM Corp.
Series A
5.375%, 1/15/13 - 5/15/14	650	631,047

		1,629,866

Insurance - 1.0%
Aetna, Inc.
6.00%, 6/15/16	140	153,490
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	173,219
The Allstate Corp.
6.125%, 5/15/37 (c)	235	222,662
Allstate Life Global Funding Trusts
5.375%, 4/30/13	155	168,849
Assurant, Inc.
5.625%, 2/15/14	135	140,172
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	115	117,722
Coventry Health Care, Inc.
5.95%, 3/15/17	90	85,886
6.125%, 1/15/15	40	39,808
6.30%, 8/15/14	275	281,158
Genworth Financial, Inc.
6.515%, 5/22/18	315	310,313
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	210	224,859
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	95	94,113
5.50%, 3/30/20	257	253,121
Humana, Inc.
6.30%, 8/01/18	55	55,954
6.45%, 6/01/16	40	41,859
7.20%, 6/15/18	285	308,184
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	172,706
Lincoln National Corp.
8.75%, 7/01/19	98	119,832
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	185	235,660
MetLife, Inc.
7.717%, 2/15/19	112	130,778
10.75%, 8/01/39	140	180,453
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	335	381,710
Principal Financial Group, Inc.
7.875%, 5/15/14	260	294,215
Prudential Financial, Inc.
5.15%, 1/15/13	205	217,513
6.20%, 1/15/15	45	49,123
8.875%, 6/15/38	170	190,825
Series D
7.375%, 6/15/19	35	40,138

UnitedHealth Group, Inc.
5.25%, 3/15/11	280	290,753
6.00%, 2/15/18	270	288,278
WellPoint, Inc.
5.25%, 1/15/16	50	52,713
5.875%, 6/15/17	40	42,947
7.00%, 2/15/19	80	90,719
XL Capital Ltd.
5.25%, 9/15/14	135	139,555

		5,589,287

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	105	109,939
HCP, Inc.
5.95%, 9/15/11	340	354,642
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	127,938
8.125%, 5/01/11	225	236,895
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	186,062
Simon Property Group LP
5.625%, 8/15/14	179	189,784

		1,205,260

		20,157,408

Utility - 0.9%
Electric - 0.6%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	420	414,460
Ameren Corp.
8.875%, 5/15/14	240	276,924
Carolina Power & Light Co.
6.50%, 7/15/12	275	302,223
FirstEnergy Corp.
Series B
6.45%, 11/15/11	13	13,788
Series C
7.375%, 11/15/31	275	284,593
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	55	51,563
6.65%, 6/15/67 (c)	170	161,500
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	170	185,578
Nisource Finance Corp.
6.80%, 1/15/19	330	358,749
7.875%, 11/15/10	40	41,534
Pacific Gas & Electric Co.
4.80%, 3/01/14	200	214,609
6.05%, 3/01/34	38	39,133

Progress Energy, Inc.
7.10%, 3/01/11	19	19,981
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	130	148,863
The Southern Co.
Series A
5.30%, 1/15/12	114	121,196
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	488	530,096
Teco Finance, Inc.
4.00%, 3/15/16	100	98,543
5.15%, 3/15/20	125	123,438
Union Electric Co.
6.70%, 2/01/19	45	49,779

		3,436,550

Natural Gas - 0.3%
DCP Midstream LLC
5.35%, 3/15/20 (b)	137	137,278
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	15,386
Energy Transfer Partners LP
6.70%, 7/01/18	127	138,729
7.50%, 7/01/38	410	459,194
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	125	135,298
EQT Corp.
8.125%, 6/01/19	50	59,402
Texas Eastern Transmission Corp.
7.30%, 12/01/10	160	166,276
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	120	114,179
Williams Partners Lp
5.25%, 3/15/20 (b)	298	298,607

		1,524,349

Other Utility - 0.0%
Veolia Environnement
6.00%, 6/01/18	210	224,629

		5,185,528

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gaz Capital SA
6.212%, 11/22/16 (b)	920	947,600
Petrobras International Finance
5.75%, 1/20/20	680	696,654

TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)	470	562,237

		2,206,491

Total Corporates - Investment Grades (cost $56,242,263)		60,012,356

GOVERNMENTS - TREASURIES - 10.3%
United States - 10.3%
U.S. Treasury Bonds
4.50%, 2/15/36	5,060	4,942,198
U.S. Treasury Notes
0.875%, 5/31/11	3,965	3,982,038
1.75%, 11/15/11 - 1/31/14	9,990	9,981,797
2.25%, 1/31/15	10,430	10,316,741
2.375%, 8/31/14	7,130	7,146,713
2.50%, 3/31/15	2,850	2,841,991
3.375%, 11/15/19	9,740	9,398,340
3.625%, 2/15/20	1,810	1,779,174
3.75%, 11/15/18	6,101	6,146,830

Total Governments - Treasuries (cost $56,707,034)		56,535,822

MORTGAGE PASS-THRU’S - 4.9%
Agency Fixed Rate 30-Year - 4.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35	1,547	1,558,641
5.50%, 1/01/35	1,589	1,684,098
Series 2007
5.50%, 7/01/35	168	178,723
Series 2008
6.50%, 5/01/35	61	67,748
Federal National Mortgage Association
6.00%, TBA	3,695	3,942,103
Series 2003
5.00%, 11/01/33	512	531,019
Series 2004
5.50%, 2/01/34 - 11/01/34	707	749,551
6.00%, 9/01/34 - 11/01/34	608	656,515
Series 2005
4.50%, 8/01/35	561	566,302
Series 2006
5.00%, 2/01/36	1,902	1,967,962
6.00%, 3/01/36	265	283,504
Series 2007
4.50%, 9/01/35 - 1/01/36	1,641	1,660,013
5.00%, 11/01/35 - 7/01/36	544	563,142
5.50%, 1/01/37 - 8/01/37	2,694	2,856,563

Series 2008
5.50%, 8/01/37	1,271	1,344,058
6.00%, 3/01/37	2,526	2,702,927
Government National Mortgage Association
5.50%, TBA	1,450	1,533,601
6.00%, TBA	775	827,797
6.50%, TBA	850	917,930

		24,592,197

Agency ARMS - 0.4%
Federal Home Loan Mortgage Corp.
Series 2008
5.593%, 11/01/37 (c)	210	222,349
Federal National Mortgage Association
Series 2006
5.444%, 2/01/36 (c)	305	321,880
5.807%, 11/01/36 (d)	81	84,886
6.137%, 3/01/36 (c)	197	206,191
Series 2007
4.728%, 3/01/34 (c)	454	471,690
4.895%, 8/01/37 (d)	835	873,024

		2,180,020

Total Mortgage Pass-Thru’s (cost $25,876,242)		26,772,217

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.179%, 9/10/47	315	327,874
Series 2006-5, Class A4
5.414%, 9/10/47	355	355,323
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.719%, 9/11/38	250	261,141
Series 2007-PW18, Class A4
5.70%, 6/11/50	280	270,294
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.373%, 4/15/40	110	116,060
Series 2008-C7, Class A4
6.095%, 12/10/49	440	443,376
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	130	127,159
Series 2007-C9, Class A4
5.816%, 12/10/49	650	649,891
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	620	625,790

Series 2006-C4, Class A3
5.467%, 9/15/39	235	225,751
Series 2006-C5, Class A3
5.311%, 12/15/39	345	325,616
CS First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	70	71,829
Series 2005-C1, Class A4
5.014%, 2/15/38	260	265,659
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	85	84,475
Series 2005-GG5, Class AJ
5.301%, 4/10/37	215	163,733
Series 2007-GG9, Class A2
5.381%, 3/10/39	345	355,078
Series 2007-GG9, Class A4
5.444%, 3/10/39	410	398,724
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	83,438
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	176,741
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	320,296
Series 2006-CB15, Class A4
5.814%, 6/12/43	595	613,877
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	340,424
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	351,384
Series 2007-CB18, Class A4
6.50%, 6/12/47	445	434,941
Series 2007-LD11, Class A4
5.818%, 6/15/49	770	738,351
Series 2007-LDPX, Class A3
5.42%, 1/15/49	475	457,592
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.223%, 6/15/29	40	41,104
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	1,110,390
Series 2006-C3, Class A4
5.661%, 3/15/39	285	291,831
Series 2006-C4, Class A4
5.883%, 6/15/38	275	288,935

Series 2006-C6, Class A4
5.372%, 9/15/39	660	671,446
Series 2006-C7, Class A3
5.347%, 11/15/38	195	195,718
Series 2007-C1, Class A4
5.424%, 2/15/40	210	203,422
Series 2008-C1, Class A2
6.155%, 4/15/41	650	680,604
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.233%, 11/12/37	40	41,446
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.908%, 6/12/46	110	115,634
Series 2006-3, Class A4
5.414%, 7/12/46	480	481,780
Series 2006-4, Class AM
5.204%, 12/12/49	265	220,292
Series 2007-9, Class A4
5.70%, 9/12/49	440	414,804
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	192,074
Series 2005-HQ5, Class A4
5.168%, 1/14/42	495	517,292
Series 2006-IQ12, Class A4
5.332%, 12/15/43	780	784,518
Series 2007-IQ13, Class A4
5.364%, 3/15/44	90	87,339
Series 2007-T27, Class A4
5.649%, 6/11/42	210	217,158
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	630	642,134
Series 2007-C31, Class A4
5.509%, 4/15/47	190	171,865
Series 2007-C32, Class A3
5.74%, 6/15/49	625	586,689

		16,541,292

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.67%, 3/06/20 (b)(d)	75	64,553

Total Commercial Mortgage-Backed Securities (cost $16,148,416)		16,605,845

CORPORATES - NON-INVESTMENT GRADES - 1.2%
Industrial - 0.7%
Basic - 0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	75	61,875
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	100	110,125
Stora Enso Oyj
7.375%, 5/15/11	175	181,091
United States Steel Corp.
5.65%, 6/01/13	426	432,390
6.05%, 6/01/17	10	9,625
Westvaco Corp.
8.20%, 1/15/30	15	16,489
Weyerhaeuser Co.
7.375%, 3/15/32	110	106,014

		917,609

Capital Goods - 0.2%
Case New Holland, Inc.
7.125%, 3/01/14	85	86,063
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	121,202
Masco Corp.
6.125%, 10/03/16	530	528,499
Mohawk Industries, Inc.
6.875%, 1/15/16	245	252,963
Textron Financial Corp.
4.60%, 5/03/10	27	26,998
5.40%, 4/28/13	53	54,456

		1,070,181

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	45	48,094
Clear Channel Communications, Inc.
5.50%, 9/15/14	185	117,475
CSC Holdings, Inc.
8.50%, 4/15/14 (b)	110	117,150
Univision Communications, Inc.
12.00%, 7/01/14 (b)	36	39,420

		322,139

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14	25	25,437
Series B
7.50%, 2/15/14	15	15,263
Windstream Corp.
7.875%, 11/01/17	120	118,200

		158,900

Consumer Cyclical - Automotive - 0.0%
Goodyear Tire & Rubber Co./The
9.00%, 7/01/15		160	165,200

Consumer Cyclical - Other - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13		250	262,500
7.875%, 5/01/12		212	229,490
Wyndham Worldwide Corp.
6.00%, 12/01/16		70	69,345

			561,335

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17		25	25,500

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15		130	137,475
HCA, Inc.
7.875%, 2/15/20 (b)		115	120,390
8.50%, 4/15/19 (b)		35	37,647

			295,512

Energy - 0.0%
Tesoro Corp.
6.50%, 6/01/17		185	170,200

Transportation - Airlines - 0.0%
UAL Pass Through Trust
Series 071A
6.636%, 7/02/22		76	69,939

			3,756,515

Financial Institutions - 0.4%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16 (c)	EUR	90	82,052
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$94	94,470
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	200	160,052
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)		$615	531,975
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	GBP	445	57,850
RBS Capital Trust III
5.512%, 9/30/14 (c)		$125	74,688
Regions Financial Corp.
6.375%, 5/15/12		275	275,849
Union Planters Corp.
7.75%, 3/01/11		183	185,901

			1,462,837

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (e)	80	18,600
6.20%, 9/26/14 (e)	33	7,672
7.875%, 11/01/09 - 8/15/10 (e)	370	86,025
Series G
4.80%, 3/13/14 (e)	42	9,765

		122,062

Finance - 0.0%
American General Finance Corp.
5.85%, 6/01/13	100	93,632
Series I
4.875%, 7/15/12	45	42,391
International Lease Finance Corp.
5.65%, 6/01/14	28	25,951

		161,974

Insurance - 0.1%
ING Capital Funding Trust III
8.439%, 12/31/10 (c)	200	189,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	65	57,525
XL Capital Ltd.
Series E
6.50%, 4/15/17 (c)	245	208,250

		454,775

		2,201,648

Utility - 0.1%
Electric - 0.1%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	160	163,300
CMS Energy Corp.
8.75%, 6/15/19	121	136,620
Dynegy Holdings, Inc.
8.375%, 5/01/16	115	95,450
Edison Mission Energy
7.00%, 5/15/17	95	66,262
NRG Energy, Inc.
7.25%, 2/01/14	270	272,025
7.375%, 2/01/16	35	34,738
RRI Energy, Inc.
7.625%, 6/15/14	95	88,825

		857,220

Total Corporates - Non-Investment Grades (cost $7,045,935)		6,815,383

AGENCIES - 0.8%
Agency Debentures - 0.8%
Citigroup Funding, Inc. - FDIC Insured
0.169%, 5/05/11 (d)	2,175	2,174,857
Federal National Mortgage Association
6.25%, 5/15/29	740	836,069
6.625%, 11/15/30	1,092	1,305,014

Total Agencies (cost $4,356,363)		4,315,940

ASSET-BACKED SECURITIES - 0.5%
Credit Cards - Floating Rate - 0.3%
Chase Issuance Trust
Series 2007-A1, Class A1
0.25%, 3/15/13 (d)	640	639,121
Discover Card Master Trust
Series 2010-A1, Class A1
0.88%, 9/15/15 (d)	184	184,022
MBNA Credit Card Master Note Trust
Series 2005-A9, Class A9
0.27%, 4/15/13 (d)	660	658,791

		1,481,934

Home Equity Loans - Floating Rate - 0.1%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.70%, 4/25/37 (d)	100	1,924
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.62%, 3/20/36 (d)	365	167,786
Home Equity Asset Trust
Series 2007-3, Class M1
0.596%, 8/25/37 (d)	275	9,975
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.356%, 11/25/36 (d)	234	166,688
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.376%, 4/25/37 (d)	186	131,363
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.606%, 3/25/37 (d)	125	1,234
RAAC Series
Series 2006-SP3, Class A1
0.326%, 8/25/36 (d)	0	134
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.85%, 5/25/33 (d)	1	839

Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.376%, 7/25/37 (d)	300	143,124

		623,067

Credit Cards - Fixed Rate - 0.1%
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	560	564,232

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	471	212,104
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	187	162,906

		375,010

Total Asset-Backed Securities (cost $4,214,813)		3,044,243

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	555	707,625

Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (b)	450	495,198

Lithuania - 0.1%
Republic of Lithuania
6.75%, 1/15/15 (b)	435	474,841

Peru - 0.1%
Republic of Peru
8.375%, 5/03/16	180	218,970
9.875%, 2/06/15	410	518,650

		737,620

Poland - 0.0%
Poland Government International Bond
6.375%, 7/15/19	60	65,820

Russia - 0.1%
Russian Federation
7.50%, 3/31/30 (b)	285	328,721

Total Governments - Sovereign Bonds (cost $2,551,404)		2,809,825

CMOS - 0.5%
Agency Floating Rate - 0.4%
Fannie Mae REMICS
Series 2005-83, Class KT
0.546%, 10/25/35 (d)	569	562,024

Series 2005-99, Class AF
0.596%, 12/25/35 (d)	569	562,000
Series 2006-20, Class BF
0.656%, 4/25/36 (d)	555	552,632
Series 2006-46, Class CF
0.666%, 6/25/36 (d)	553	550,544

		2,227,200

Non-Agency ARMS - 0.1%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.13%, 2/25/36 (c)	161	89,935
Series 2006-3, Class 22A1
5.796%, 5/25/36 (c)	218	100,304
Series 2007-1, Class 21A1
5.516%, 1/25/47 (c)	56	30,667
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.137%, 5/25/35 (c)	87	75,896
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	106	70,636
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.844%, 5/25/36 (c)	69	41,171

		408,609

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.463%, 12/25/35 (d)	45	24,922
Series 2006-OA14, Class 3A1
1.313%, 11/25/46 (d)	171	74,069
Series 2007-OA3, Class M1
0.556%, 4/25/47 (d)	185	1,399
Lehman XS Trust
Series 2007-4N, Class M1
0.696%, 3/25/47 (d)	247	683

		101,073

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	63	59,866

Total CMOs (cost $3,633,973)		2,796,748

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
United Kingdom - 0.4%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (b)	1,338	1,343,818
2.625%, 5/11/12 (b)	695	709,571

Total Governments - Sovereign Agencies (cost $2,032,122)		2,053,389

INFLATION-LINKED SECURITIES - 0.3%
United States - 0.3%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (cost $1,796,953)	1,723	1,856,187

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
DTE Energy Trust I
7.80%	20,000	523,400

Financial Institutions - 0.1%
Banking - 0.0%
Royal Bank of Scotland Group PLC
5.75%	10,000	160,600

Finance - 0.1%
Citigroup Capital XII
8.50%	7,000	179,690

		340,290

Industrial - 0.0%
Communications - Telecommunications - 0.0%
Centaur Funding Corp.
9.08% (b)	200	217,687

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)	4,750	6,032
Federal National Mortgage Association
8.25% (c)	5,750	7,303

		13,335

Total Preferred Stocks (cost $1,420,116)		1,094,712

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	$460	466,313

Russia - 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (b)	486	544,320

Total Quasi-Sovereigns (cost $949,701)		1,010,633

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO
7.625%, 3/01/40 (f) (cost $464,670)	455	473,732

	Shares
WARRANTS - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITs) - 0.0%
Fonciere Des Regions, expiring 12/31/10 (a)	3,100	3,475

Real Estate Management & Development - 0.1%
Aldar Properties, Merrill Lynch Capital Markets, expiring 10/22/12 (a)	86,100	106,118
Aldar Properties, Merrill Lynch Intl. & Co., expiring 5/15/10 (a)	233,600	287,912

		394,030

Total Warrants (cost $524,923)		397,505

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA
7.625%, 7/23/19 (cost $124,574)	$125	138,750

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen AG (a) (cost $0)	7,000	4,491

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 2.6%
State Street Time Deposit
0.01%, 4/01/10 (cost $14,363,883)	$14,364	14,363,883

Total Investments - 101.1% (cost $489,257,262) (g)		556,854,463
Other assets less liabilities - (1.1)%		(6,305,583)

Net Assets - 100.0%		$550,548,880

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	5	June 2010	$190,180	$192,535	$2,355
TOPIX INDEX	3	June 2010	294,600	313,670	19,070

					$21,425

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	2,887	$2,502,596	$2,637,039	$134,443
Australian Dollar settling 5/18/10	3,373	2,923,885	3,080,961	157,076
Australian Dollar settling 6/17/10	521	446,388	474,250	27,862
Australian Dollar settling 6/17/10	1,728	1,559,779	1,572,944	13,165
British Pound settling 6/17/10	184	289,620	279,099	(10,521)
British Pound settling 6/17/10	793	1,187,589	1,202,856	15,267
Euro settling 5/18/10	244	333,875	329,570	(4,305)
Euro settling 6/16/10	2,994	4,031,693	4,044,090	12,397
Japanese Yen settling 5/18/10	96,000	1,072,949	1,027,079	(45,870)
Japanese Yen settling 5/18/10	30,519	338,772	326,515	(12,257)
Japanese Yen settling 5/18/10	35,191	396,219	376,499	(19,720)
Japanese Yen settling 5/18/10	42,929	481,699	459,287	(22,412)
Japanese Yen settling 6/17/10	29,516	330,234	315,837	(14,397)
Japanese Yen settling 6/17/10	23,673	263,595	253,314	(10,281)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
New Zealand Dollar settling 5/18/10	2,657	$1,831,125	$1,882,147	$51,022
New Zealand Dollar settling 5/18/10	2,835	1,953,797	2,008,237	54,440
New Zealand Dollar settling 5/25/10	565	394,485	399,734	5,249
New Zealand Dollar settling 6/17/10	2,252	1,566,108	1,592,006	25,898
Norwegian Krone settling 5/18/10	646	112,538	108,488	(4,050)
Norwegian Krone settling 5/18/10	2,018	345,229	338,898	(6,331)
Norwegian Krone settling 5/18/10	9,743	1,636,819	1,636,215	(604)
Norwegian Krone settling 5/18/10	10,883	1,828,338	1,827,663	(675)
Norwegian Krone settling 5/18/10	1,391	234,748	233,601	(1,147)
Norwegian Krone settling 6/17/10	8,254	1,387,927	1,384,088	(3,839)
Swedish Krona settling 5/18/10	1,288	181,259	178,395	(2,864)
Swedish Krona settling 5/18/10	13,500	1,847,215	1,869,824	22,609
Swedish Krona settling 5/18/10	14,036	1,920,556	1,944,062	23,506
Swedish Krona settling 6/17/10	7,059	986,980	977,773	(9,207)
Swedish Krona settling 6/17/10	4,787	675,326	663,069	(12,257)
Swiss Franc settling 5/18/10	189	177,290	179,313	2,023
Swiss Franc settling 5/18/10	912	847,599	865,255	17,656
Sale Contracts:
British Pound settling 5/18/10	293	457,490	444,514	12,976
British Pound settling 5/18/10	139	217,340	210,879	6,461
British Pound settling 5/18/10	2,170	3,385,178	3,292,137	93,041
British Pound settling 5/18/10	147	222,957	223,016	(59)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 5/18/10	341	$508,322	$517,336	$(9,014)
British Pound settling 5/18/10	310	467,474	470,306	(2,832)
British Pound settling 5/18/10	621	933,425	942,128	(8,703)
Canadian Dollar settling 5/18/10	183	177,322	180,177	(2,855)
Canadian Dollar settling 5/18/10	207	193,485	203,807	(10,322)
Canadian Dollar settling 5/18/10	168	156,998	165,409	(8,411)
Canadian Dollar settling 5/18/10	1,293	1,212,252	1,273,058	(60,806)
Canadian Dollar settling 5/18/10	498	466,900	490,319	(23,419)
Canadian Dollar settling 5/18/10	266	252,257	261,897	(9,640)
Canadian Dollar settling 6/17/10	661	616,248	650,762	(34,514)
Canadian Dollar settling 6/17/10	521	507,007	512,931	(5,924)
Euro settling 5/18/10	954	1,349,500	1,288,566	60,934
Euro settling 5/18/10	215	304,132	290,400	13,732
Euro settling 5/18/10	864	1,213,531	1,167,003	46,528
Euro settling 5/18/10	215	293,660	290,400	3,260
Euro settling 5/18/10	1,166	1,602,667	1,574,914	27,753
Euro settling 5/18/10	241	331,582	325,518	6,064
Euro settling 5/18/10	3,014	4,139,669	4,071,004	68,665
Euro settling 5/18/10	206	280,226	278,244	1,982
Euro settling 6/16/10	3,158	4,267,002	4,265,046	1,956
Euro settling 6/17/10	2,114	2,870,622	2,855,402	15,220

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 6/17/10	601	$825,365	$811,777	$13,588
New Zealand Dollar settling 5/18/10	541	373,409	383,230	(9,821)
New Zealand Dollar settling 5/25/10	565	396,128	399,734	(3,606)
Swiss Franc settling 5/18/10	2,187	2,050,883	2,074,903	(24,020)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $14,179,401 or 2.6% of net assets.
(c)	Variable rate coupon, rate shown as of March 31, 2010.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.
(e)	Security is in default and is non-income producing.
(f)	When-Issued or delayed delivery security.
(g)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,171,491 and gross unrealized depreciation of investments was $(8,574,290), resulting in net unrealized appreciation of $67,597,201.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2010, the fund's total exposure to subprime investments was 0.27% of net assets. These investments are valued in accordance with the fund's Valuation Policies.

An amount equivalent to U.S. $24,827 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

EUR	-	Euro Dollar
GBP	-	Great British Pound

Glossary:

ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
GO	-	General Obligation
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced
TIPS		Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$66,329,732	$44,880,340		$—	$111,210,072
Information Technology	40,314,662	8,065,370		—	48,380,032
Consumer Discretionary	32,125,728	9,118,685		—	41,244,413
Energy	27,742,657	7,732,985		—	35,475,642
Health Care	27,829,484	6,997,802		—	34,827,286
Industrials	18,577,915	11,586,149		—	30,164,064
Consumer Staples	15,654,359	7,412,840		—	23,067,199
Materials	8,370,318	8,238,592		—	16,608,910
Telecommunication Services	5,167,850	5,111,363		—	10,279,213
Utilities	2,798,235	1,697,738		—	4,495,973
Corporates - Investment Grades	—	59,917,930		370,275	60,288,205
Governments - Treasuries	—	56,535,822		—	56,535,822
Mortgage Pass - Thru’s	—	26,772,217		—	26,772,217
Commercial Mortgage-Backed Securities	—	15,652,772		953,073	16,605,845
Corporates - Non-Investment Grades	—	6,469,595		69,939	6,539,534
Agencies	—	4,315,940		—	4,315,940
Asset-Backed Securities	—	2,046,166		998,077	3,044,243
Governments - Sovereign Bonds	—	2,816,971		—	2,816,971
CMOs	—	2,227,200		569,548	2,796,748
Governments - Sovereign Agencies	—	2,053,389		—	2,053,389
Inflation-Linked Securities	—	1,856,187		—	1,856,187
Preferred Stocks	—	1,094,712		—	1,094,712
Quasi-Sovereigns	—	1,010,633		—	1,010,633
Local Governments - Municipal Bonds	—	473,732		—	473,732
Warrants	3,475	—		394,030	397,505
Emerging Markets - Corporate Bonds	—	138,750		—	138,750
Rights	4,491	—		—	4,491
Short-Term Investments	—	14,363,883		—	14,363,883

Total Investments in Securities	244,918,906	308,587,763	+	3,354,942	556,861,611
Other Financial Instruments* :
Assets	21,425	934,773		—	956,198
Liabilities	—	(394,683)		—	(394,683)

Total	$244,940,331	$309,127,853		$3,354,942	$557,423,126

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades	Asset-Backed Securities
Balance as of 12/31/09	$368,661	$871,864	$65,766	$982,613
Accrued discounts /premiums	(38)	554	26	393
Realized gain (loss)	—	11	35	2,651
Change in unrealized appreciation/depreciation	1,652	101,360	5,874	109,866
Net purchases (sales)	—	(84,670)	(1,762)	(97,446)
Net transfers in and/or out of Level 3	—	63,954	—	—

Balance as of 03/31/10	$370,275	$953,073	$69,939	$998,077

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09*	$1,652	$97,052	$5,874	$110,552

	CMOs	Warrants	Total
Balance as of 12/31/09	$623,013	$426,096	$3,338,013
Accrued discounts /premiums	(16)	—	919
Realized gain (loss)	(6,525)	—	(3,828)
Change in unrealized appreciation/depreciation	7,977	(32,066)	194,663
Net purchases (sales)	(54,901)	—	(238,779)
Net transfers in and/or out of Level 3	—	—	63,954

Balance as of 03/31/10	$569,548	$394,030	$3,354,942

Net change in unrealized appreciation/depreciation from Investments held as of 03/31/10*	$1,301	$(32,066)	$184,365

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 18.2%
Capital Markets - 6.3%
Credit Suisse Group AG (Sponsored ADR)	55,700	$2,861,866
Goldman Sachs Group, Inc. (The)	13,800	2,354,694
Greenhill & Co., Inc.	35,500	2,914,195
Nomura Holdings, Inc.	158,300	1,161,549
TD Ameritrade Holding Corp. (a)	140,600	2,679,836
Yuanta Financial Holding Co., Ltd.	1,167,000	700,140

		12,672,280

Commercial Banks - 4.7%
Itau Unibanco Holding SA (ADR)	113,370	2,493,007
Shinhan Financial Group Co., Ltd.	71,560	2,820,619
Standard Chartered PLC	77,965	2,125,115
United Overseas Bank Ltd.	149,000	2,041,821

		9,480,562

Insurance - 1.3%
China Life Insurance Co., Ltd. - Class H	556,000	2,664,411

Real Estate Management & Development - 4.4%
CapitaMalls Asia Ltd. (a)	1,297,000	2,095,300
Ciputra Development TBK PT (a)	16,302,000	1,537,070
Kerry Properties Ltd.	483,500	2,589,602
Sun Hung Kai Properties Ltd.	184,000	2,758,737

		8,980,709

Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp.	50,000	3,021,950

		36,819,912

Industrials - 16.5%
Aerospace & Defense - 1.0%
Aerovironment, Inc. (a)	79,400	2,073,134

Construction & Engineering - 3.2%
GS Engineering & Construction Corp.	26,190	2,256,177
IVRCL Infrastructures & Projects Ltd.	414,800	1,529,634
Shaw Group, Inc. (a)	80,200	2,760,484

		6,546,295

Electrical Equipment - 2.2%
A123 Systems, Inc. (a)	162,800	2,236,872
ABB Ltd. (Sponsored ADR) (a)	103,300	2,256,072

		4,492,944

Industrial Conglomerates - 1.5%
Jaiprakash Associates Ltd.	932,600	3,106,965

Machinery - 5.2%
Danaher Corp.	26,200	2,093,642
Japan Steel Works Ltd. (The)	239,000	2,742,461
NGK Insulators Ltd.	133,000	2,718,816
Weg SA	268,200	2,865,465

		10,420,384

Marine - 1.2%
China COSCO Holdings Co., Ltd. - Class H	1,842,500	2,432,154

Road & Rail - 1.2%
Canadian National Railway Co.	38,200	2,314,538

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	78,200	2,053,509

		33,439,923

Information Technology - 15.1%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	82,300	2,524,964
QUALCOMM, Inc.	61,200	2,569,788

		5,094,752

Computers & Peripherals - 2.8%
Apple, Inc. (a)	10,000	2,349,300
Toshiba Corp. (a)	632,000	3,271,120

		5,620,420

Electronic Equipment, Instruments & Components - 2.0%
Agilent Technologies, Inc. (a)	60,800	2,090,912
Byd Co., Ltd. - Class H (a)	196,500	1,953,071

		4,043,983

Internet Software & Services - 3.3%
Equinix, Inc. (a)	23,400	2,277,756
Rackspace Hosting, Inc. (a)	118,300	2,215,759
Tencent Holdings Ltd.	109,200	2,186,646

		6,680,161

Semiconductors & Semiconductor Equipment – 0.4%
Netlogic Microsystems, Inc. (a)	29,300	862,299

Software - 4.1%
Intuit, Inc. (a)	29,900	1,026,766
Red Hat, Inc. (a)	106,000	3,102,620
Salesforce.com, Inc. (a)	28,800	2,144,160
VMware, Inc. - Class A (a)	38,100	2,030,730

		8,304,276

		30,605,891

Energy - 13.6%
Energy Equipment & Services - 5.4%
Nabors Industries Ltd. (a)	102,600	2,014,038
National Oilwell Varco, Inc.	60,200	2,442,916
Schlumberger Ltd.	57,200	3,629,912
WorleyParsons Ltd.	122,400	2,856,524

		10,943,390

Oil, Gas & Consumable Fuels - 8.2%
BG Group PLC	125,500	2,173,385
Cameco Corp.	114,243	3,128,142
Denbury Resources, Inc. (a)	207,500	3,500,525
EXCO Resources, Inc.	126,600	2,326,908
Occidental Petroleum Corp.	29,400	2,485,476
Petroleo Brasileiro SA (ADR)	65,500	2,914,095

		16,528,531

		27,471,921

Consumer Discretionary - 11.6%
Auto Components - 1.1%
Johnson Controls, Inc.	71,000	2,342,290

Automobiles - 3.4%
Ford Motor Co. (a)	146,300	1,838,991
Hyundai Motor Co.	19,300	1,968,077
Volkswagen AG (Preference Shares)	32,600	2,987,877

		6,794,945

Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International Ltd. (ADR) (a)	61,300	2,402,960

Household Durables - 1.1%
Panasonic Corp.	144,100	2,209,201

Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	20,900	2,836,757
NetFlix, Inc. (a)	28,500	2,101,590

		4,938,347

Media - 2.4%
Publicis Groupe SA	49,600	2,119,781
Walt Disney Co. (The)	79,600	2,778,836

		4,898,617

		23,586,360

Health Care - 9.1%
Biotechnology - 2.5%
Cepheid, Inc. (a)	111,800	1,954,264
Genomic Health, Inc. (a)	182,400	3,208,416

		5,162,680

Health Care Providers & Services - 1.5%
Medco Health Solutions, Inc. (a)	45,900	2,963,304

Health Care Technology - 0.8%
athenahealth, Inc. (a)	43,300	1,583,048

Life Sciences Tools & Services - 2.8%
Illumina, Inc. (a)	67,900	2,641,310
QIAGEN NV (a)	127,500	2,931,225

		5,572,535

Pharmaceuticals - 1.5%
Roche Holding AG	6,224	1,010,842
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	33,400	2,106,872

		3,117,714

		18,399,281

Materials - 8.5%
Chemicals - 2.4%
Linde AG	18,700	2,230,506
Monsanto Co.	36,800	2,628,256

		4,858,762

Metals & Mining - 6.1%
Agnico-Eagle Mines Ltd.	60,800	3,396,635
Barrick Gold Corp.	50,700	1,943,838
Impala Platinum Holdings Ltd.	140,036	4,111,040

Rio Tinto PLC	47,488	2,807,430

		12,258,943

		17,117,705

Consumer Staples - 3.5%
Beverages - 1.1%
Heckmann Corp. (a)	385,300	2,234,740

Food Products - 2.4%
BRF - Brasil Foods SA (ADR)	40,900	2,247,046
Chaoda Modern Agriculture Holdings Ltd.	2,376,000	2,528,420

		4,775,466

		7,010,206

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.4%
China Unicom Hong Kong Ltd. (ADR)	246,900	2,752,935

Wireless Telecommunication Services - 1.1%
Softbank Corp.	91,100	2,247,988

		5,000,923

Total Common Stocks (cost $163,937,206)		199,452,122

INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
SPDR Gold Trust (a) (cost $2,132,564)	20,400	2,222,580

	Contracts(b)
OPTION PURCHASED - CALL - 0.2%
SPDR Gold Trust Expiration: Jan `11, Exercise Price: $135.00 (a) (cost $695,259)	2,000	436,000

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Volkswagen AG (a) (cost $0)	32,600	20,915

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit – 0.7%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,432,000)	$1,432	1,432,000

Total Investments - 100.6% (cost $168,197,029) (c)	203,563,617
Other assets less liabilities - (0.6)%	(1,309,072)

Net Assets - 100.0%	$202,254,545

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 4/15/10	731	$1,171,486	$1,109,230	$(62,256)
British Pound settling 4/15/10	1,320	2,127,127	2,002,988	(124,139)
Euro settling 4/15/10	1,159	1,565,114	1,565,418	304
Euro settling 4/15/10	889	1,210,685	1,200,739	(9,946)
Euro settling 4/15/10	3,588	5,204,573	4,846,177	(358,396)
Sale Contracts:
British Pound settling 4/15/10	1,259	1,940,522	1,910,426	30,096

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,248,228 and gross unrealized depreciation of investments was $(1,881,640), resulting in net unrealized appreciation of $35,366,588.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

Country Breakdown *

March 31, 2010 (unaudited)

Summary

43.5%	United States
8.1%	Japan
7.1%	China
5.3%	Canada
5.2%	Brazil
3.9%	Hong Kong
3.8%	India
3.5%	United Kingdom
3.5%	South Korea
3.0%	Switzerland
2.6%	Germany
2.0%	Singapore
2.0%	South Africa
5.8%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 2.0% or less in the following countries: Australia, France, Indonesia, Israel, Netherlands and Taiwan.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$15,398,898	$21,421,014	$—	$36,819,912
Industrials	16,600,207	16,839,716	—	33,439,923
Information Technology	23,195,054	7,410,837	—	30,605,891
Energy	22,442,012	5,029,909	—	27,471,921
Consumer Discretionary	14,301,424	9,284,936	—	23,586,360
Health Care	17,388,439	1,010,842	—	18,399,281
Materials	7,968,729	9,148,976	—	17,117,705
Consumer Staples	4,481,786	2,528,420	—	7,010,206
Telecommunication Services	2,752,935	2,247,988	—	5,000,923
Investment Companies	2,222,580	—	—	2,222,580
Option Purchased - Call	—	436,000	—	436,000
Rights	20,915	—	—	20,915
Short-Term Investments	—	1,432,000	—	1,432,000

Total Investments in Securities	126,772,979	76,790,638+	—	203,563,617
Other Financial Instruments* :
Assets	—	30,400	—	30,400
Liabilities	—	(554,737)	—	(554,737)

Total	$126,772,979	$76,266,301	$—	$203,039,280

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 32.5%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	156,800	$4,081,504
Juniper Networks, Inc. (a)	36,400	1,116,752
Research In Motion Ltd. (a)	14,180	1,048,611

		6,246,867

Computers & Peripherals - 10.5%
Apple, Inc. (a)	23,550	5,532,601
EMC Corp. (a)	58,700	1,058,948
Hewlett-Packard Co.	56,830	3,020,515
NetApp, Inc. (a)	32,900	1,071,224

		10,683,288

Internet Software & Services - 3.4%
Google, Inc.-Class A (a)	4,680	2,653,607
Yahoo!, Inc. (a)	48,100	795,093

		3,448,700

IT Services - 2.4%
Cognizant Technology Solutions Corp.-Class A (a)	25,050	1,277,049
Visa, Inc.-Class A	12,660	1,152,440

		2,429,489

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Corp.-Class A	25,000	829,500
Intel Corp.	117,600	2,617,776
Linear Technology Corp.	41,800	1,182,104

		4,629,380

Software - 5.5%
Microsoft Corp.	41,800	1,223,486
Oracle Corp.	119,400	3,067,386
VMware, Inc.-Class A (a)	23,600	1,257,880

		5,548,752

		32,986,476

Health Care - 18.1%
Biotechnology - 6.0%
Amgen, Inc. (a)	38,200	2,282,832
Celgene Corp. (a)	15,720	974,011
Gilead Sciences, Inc. (a)	44,550	2,026,134
Vertex Pharmaceuticals, Inc. (a)	19,100	780,617

		6,063,594

Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	3,745	605,042
Baxter International, Inc.	28,000	1,629,600
Covidien PLC	23,740	1,193,648

		3,428,290

Health Care Providers & Services - 3.3%
Express Scripts, Inc.-Class A (a)	9,600	976,896
Medco Health Solutions, Inc. (a)	28,240	1,823,174
WellPoint, Inc. (a)	9,500	611,610

		3,411,680

Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	16,700	383,933

Pharmaceuticals - 5.0%
Abbott Laboratories	30,500	1,606,740
Merck & Co., Inc.	48,140	1,798,029
Pfizer, Inc.	41,200	706,580
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	16,350	1,031,358

		5,142,707

		18,430,204

Consumer Discretionary - 15.7%
Auto Components - 0.6%
Johnson Controls, Inc.	18,000	593,820

Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	20,200	785,376
McDonald’s Corp.	15,300	1,020,816
Starbucks Corp. (a)	38,200	927,114
Starwood Hotels & Resorts Worldwide, Inc.	16,500	769,560

		3,502,866

Household Durables - 0.5%
Whirlpool Corp.	5,800	506,050

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	5,600	760,088

Media - 2.1%
Comcast Corp.-Class A	73,200	1,377,624
Walt Disney Co. (The)	21,020	733,808

		2,111,432

Multiline Retail - 3.8%
Dollar General Corp. (a)	30,600	772,650
Kohl’s Corp. (a)	21,940	1,201,873
Target Corp.	35,390	1,861,514

		3,836,037

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	24,900	1,089,624
Lowe’s Cos., Inc.	39,070	947,057
Urban Outfitters, Inc. (a)	16,900	642,707

		2,679,388

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc.-Class B	18,200	1,337,700
Phillips-Van Heusen Corp.	10,900	625,224

		1,962,924

		15,952,605

Industrials - 12.0%
Aerospace & Defense - 2.2%
Boeing Co. (The)	8,900	646,229
United Technologies Corp.	21,770	1,602,490

		2,248,719

Air Freight & Logistics - 2.3%
FedEx Corp.	12,800	1,195,520
United Parcel Service, Inc.-Class B	17,500	1,127,175

		2,322,695

Airlines - 1.0%
Continental Airlines, Inc.-Class B (a)	46,000	1,010,620

Electrical Equipment - 1.4%
Cooper Industries PLC	13,400	642,396
Emerson Electric Co.	15,400	775,236

		1,417,632

Machinery - 3.7%
Cummins, Inc.	11,800	731,010
Danaher Corp.	10,520	840,653
Deere & Co.	12,400	737,304
Dover Corp.	19,500	911,625
Illinois Tool Works, Inc.	11,740	556,006

		3,776,598

Road & Rail - 1.4%
Union Pacific Corp.	19,890	1,457,937

		12,234,201

Consumer Staples - 8.8%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	16,900	467,454
PepsiCo, Inc.	36,150	2,391,684

		2,859,138

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	19,500	1,164,345
Wal-Mart Stores, Inc.	7,740	430,344

		1,594,689

Food Products - 2.0%
Archer-Daniels-Midland Co.	28,800	832,320
Bunge Ltd.	9,000	554,670
Kraft Foods, Inc.-Class A	20,100	607,824

		1,994,814

Household Products - 2.4%
Procter & Gamble Co.	38,800	2,454,876

		8,903,517

Energy - 6.8%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	21,840	936,062
Nabors Industries Ltd. (a)	11,100	217,893
Schlumberger Ltd.	16,485	1,046,138

		2,200,093

Oil, Gas & Consumable Fuels - 4.6%
Cobalt International Energy, Inc. (a)	36,100	490,960
Exxon Mobil Corp.	5,200	348,296
Noble Energy, Inc.	20,800	1,518,400
Petroleo Brasileiro SA (ADR)	18,820	837,302
Petroleum Development Corp. (a)	18,440	427,255
Suncor Energy, Inc. (New York)	33,600	1,093,344

		4,715,557

		6,915,650

Financials - 4.5%
Capital Markets - 1.3%
Blackstone Group LP (The)	25,000	350,000
Franklin Resources, Inc.	4,690	520,121
Goldman Sachs Group, Inc. (The)	3,000	511,890

		1,382,011

Commercial Banks - 0.9%
Wells Fargo & Co.	30,300	942,936

Diversified Financial Services - 1.0%
Bank of America Corp.	12,700	226,695
CME Group, Inc.-Class A	990	312,949
JPMorgan Chase & Co.	10,060	450,185

		989,829

Insurance - 1.3%
Aflac, Inc.	11,200	608,048
Axis Capital Holdings Ltd.	6,950	217,257
Principal Financial Group, Inc.	15,900	464,439

		1,289,744

		4,604,520

Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp.-Class A (a)	14,500	617,845

Materials - 0.6%
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. (a)	7,390	617,361

Total Common Stocks (cost $82,514,145)		101,262,379

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,325,249)	1,325	1,325,249

Total Investments - 100.9% (cost $83,839,394) (b)		102,587,628
Other assets less liabilities - (0.9)%		(964,909)

Net Assets - 100.0%		$101,622,719

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,206,705 and gross unrealized depreciation of investments was $(458,471), resulting in net unrealized appreciation of $18,748,234.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

AllianceBernstein Variable Products Series Fund

Growth Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$101,262,379	$—	$—	$101,262,379
Short-Term Investments	—	1,325,249	—	1,325,249

Total Investments in Securities	101,262,379	1,325,249	—	102,587,628
Other Financial Instruments*	—	—	—	—

Total	$101,262,379	$1,325,249	$—	$102,587,628

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Health Care - 17.3%
Biotechnology - 3.8%
Amgen, Inc. (a)	674,200	$40,290,192

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.-Class A	168,800	4,881,696
Cardinal Health, Inc.	309,200	11,140,476
Medco Health Solutions, Inc. (a)	262,994	16,978,893
Quest Diagnostics, Inc.	138,300	8,061,507
UnitedHealth Group, Inc. (a)	583,600	19,066,212

		60,128,784

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	171,700	8,832,248

Pharmaceuticals - 7.0%
Abbott Laboratories	186,300	9,814,284
Eli Lilly & Co.	348,100	12,608,182
Endo Pharmaceuticals Holdings, Inc. (a)	181,675	4,303,881
Forest Laboratories, Inc. (a)	485,620	15,229,043
Merck & Co., Inc.	358,979	13,407,865
Pfizer, Inc.	1,130,100	19,381,215

		74,744,470

		183,995,694

Financials - 17.3%
Capital Markets - 6.3%
BlackRock, Inc.-Class A	82,050	17,867,208
Franklin Resources, Inc.	93,600	10,380,240
Goldman Sachs Group, Inc. (The)	98,300	16,772,929
Morgan Stanley	132,300	3,875,067
SEI Investments Co.	353,000	7,755,410
State Street Corp.	215,400	9,723,156

		66,374,010

Commercial Banks - 0.4%
Wells Fargo & Co.	129,500	4,030,040

Diversified Financial Services - 3.6%
Bank of America Corp.	623,600	11,131,260
IntercontinentalExchange, Inc. (a)	58,400	6,551,312
JPMorgan Chase & Co.	469,000	20,987,750

		38,670,322

Insurance - 7.0%
ACE Ltd.	147,590	7,718,957
Arch Capital Group Ltd. (a)	115,394	8,798,792
Axis Capital Holdings Ltd.	822,260	25,703,847
Loews Corp.	172,370	6,425,954
RenaissanceRe Holdings Ltd.	75,480	4,284,245
Transatlantic Holdings, Inc.	119,800	6,325,440
Travelers Co., Inc. (The)	284,400	15,340,536

		74,597,771

		183,672,143

Energy - 15.1%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	88,355	3,786,895
Helmerich & Payne, Inc.	267,700	10,194,016
Noble Corp. (a)	199,540	8,344,763
Patterson-UTI Energy, Inc.	625,900	8,743,823

		31,069,497

Oil, Gas & Consumable Fuels - 12.2%
BP PLC (Sponsored ADR)	346,200	19,757,634
Chevron Corp.	530,500	40,227,815
Exxon Mobil Corp.	749,600	50,208,208
Occidental Petroleum Corp.	114,040	9,640,942
Total SA (Sponsored ADR)	169,450	9,831,489

		129,666,088

		160,735,585

Information Technology - 14.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	385,000	10,021,550

Computers & Peripherals - 2.7%
Dell, Inc. (a)	291,600	4,376,916
EMC Corp. (a)	898,000	16,199,920
Teradata Corp. (a)	270,100	7,803,189

		28,380,025

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (a)	354,293	10,674,848
Avnet, Inc. (a)	140,000	4,200,000

		14,874,848

Internet Software & Services - 0.4%
eBay, Inc. (a)	175,900	4,740,505

IT Services - 3.5%
Accenture PLC	146,618	6,150,625
Amdocs Ltd. (a)	325,300	9,794,783
Computer Sciences Corp. (a)	134,000	7,301,660
Hewitt Associates, Inc.-Class A (a)	152,500	6,066,450
SAIC, Inc. (a)	457,500	8,097,750

		37,411,268

Semiconductors & Semiconductor Equipment - 2.1%
KLA-Tencor Corp.	133,600	4,130,912
Texas Instruments, Inc.	726,400	17,775,008

		21,905,920

Software - 3.2%
Microsoft Corp.	334,800	9,799,596
Oracle Corp.	401,100	10,304,259
Sybase, Inc. (a)	201,200	9,379,944
Symantec Corp. (a)	236,300	3,998,196

		33,481,995

		150,816,111

Industrials - 12.9%
Aerospace & Defense - 5.7%
Goodrich Corp.	125,300	8,836,156
ITT Corp.	176,400	9,456,804

L-3 Communications Holdings, Inc.	45,660	4,183,826
Raytheon Co.	496,610	28,366,363
United Technologies Corp.	137,900	10,150,819

		60,993,968

Commercial Services & Supplies - 0.3%
Cintas Corp.	95,700	2,688,213

Construction & Engineering - 2.4%
Foster Wheeler AG (a)	296,500	8,047,010
URS Corp. (a)	343,100	17,021,191

		25,068,201

Electrical Equipment - 2.2%
Emerson Electric Co.	286,300	14,412,342
Hubbell, Inc.-Class B	186,720	9,416,290

		23,828,632

Machinery - 2.3%
Dover Corp.	432,500	20,219,375
Joy Global, Inc.	68,740	3,890,684

		24,110,059

		136,689,073

Consumer Discretionary - 10.4%
Media - 7.2%
Comcast Corp.-Class A	2,188,260	41,183,053
Time Warner, Inc.	551,406	17,242,466
Viacom, Inc.-Class B (a)	522,800	17,973,864

		76,399,383

Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	159,600	9,451,512
Kohl’s Corp. (a)	265,710	14,555,594

		24,007,106

Specialty Retail - 0.9%
Ross Stores, Inc.	178,200	9,528,354

		109,934,843

Consumer Staples - 6.4%
Food Products - 2.3%
Archer-Daniels-Midland Co.	425,800	12,305,620
ConAgra Foods, Inc.	284,755	7,138,808
General Mills, Inc.	75,500	5,344,645

		24,789,073

Household Products - 0.4%
Kimberly-Clark Corp.	63,800	4,011,744

Tobacco - 3.7%
Lorillard, Inc.	154,960	11,659,190
Philip Morris International, Inc.	516,800	26,956,288

		38,615,478

		67,416,295

Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	599,700	15,496,248
Qwest Communications International, Inc.	5,393,000	28,151,460

		43,647,708

Materials - 0.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	38,300	3,492,194
Terra Industries, Inc.	112,800	5,161,728

		8,653,922

Utilities – 0.3%
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	121,000	3,571,920

Total Common Stocks (cost $905,748,664)		1,049,133,294

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
State Street Time Deposit 0.01%, 4/01/10 (cost $20,893,200)	$20,893	20,893,200

Total Investments – 100.8% (cost $926,641,864) (b)		1,070,026,494
Other assets less liabilities - (0.8)%		(8,005,398)

Net Assets - 100.0%		$1,062,021,096

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,824,147 and gross unrealized depreciation of investments was $(9,439,517), resulting in net unrealized appreciation of $143,384,630.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,049,133,294	$—	$—	$1,049,133,294
Short-Term Investments	—	20,893,200	—	20,893,200

Total Investments in Securities	1,049,133,294	20,893,200	—	1,070,026,494
Other Financial Instruments*	—	—	—	—

Total	$1,049,133,294	$20,893,200	$—	$1,070,026,494

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 37.0%
Industrial - 20.2%
Basic - 3.1%
Alcoa, Inc.
6.75%, 7/15/18	$178	$184,473
ArcelorMittal
6.125%, 6/01/18	555	582,587
ArcelorMittal USA, Inc.
6.50%, 4/15/14	165	178,854
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	407	473,300
The Dow Chemical Co.
7.375%, 11/01/29	15	16,726
7.60%, 5/15/14	241	275,124
8.55%, 5/15/19	313	378,649
Eastman Chemical
5.50%, 11/15/19	93	95,224
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	239	265,759
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	235	255,856
8.375%, 4/01/17	195	216,937
International Paper Co.
7.50%, 8/15/21	208	236,353
7.95%, 6/15/18	310	362,186
Packaging Corp. of America
5.75%, 8/01/13	155	164,936
PPG Industries, Inc.
5.75%, 3/15/13	455	492,183
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	460	517,761
Southern Copper Corp.
7.50%, 7/27/35	295	307,415
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	124	137,175

		5,141,498

Capital Goods - 1.1%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	41	42,578
John Deere Capital Corp.
5.25%, 10/01/12	410	445,134
Owens Corning, Inc.
6.50%, 12/01/16	265	280,453
Republic Services, Inc.
5.25%, 11/15/21 (a)	150	148,286
5.50%, 9/15/19 (a)	230	235,554
Tyco International Finance SA
6.00%, 11/15/13	155	171,293
8.50%, 1/15/19	195	241,832
United Technologies Corp.
4.875%, 5/01/15	246	266,841

		1,831,971

Communications - Media - 2.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	170	186,572
CBS Corp.
8.875%, 5/15/19	420	507,362
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	280	374,127
Comcast Corp.
5.30%, 1/15/14	325	349,431
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	160	167,154
6.375%, 6/15/15	216	224,370
News America Holdings, Inc.
9.25%, 2/01/13	235	276,133
News America, Inc.
6.55%, 3/15/33	210	213,080
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	185	230,798
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	65,326
5.50%, 5/15/15	185	185,833
11.25%, 2/01/19	255	319,986
TCI Communications, Inc.
7.875%, 2/15/26	210	240,706
Time Warner Cable, Inc.
7.50%, 4/01/14	145	167,396
Time Warner Entertainment Co.
8.375%, 3/15/23	550	671,243
WPP Finance UK
5.875%, 6/15/14	120	126,887
8.00%, 9/15/14	415	476,830

		4,783,234

Communications - Telecommunications - 2.3%
Alltel Corp.
7.875%, 7/01/32	170	203,691
America Movil SAB de CV
5.00%, 3/30/20 (a)	425	418,993
AT&T Corp.
8.00%, 11/15/31	20	24,315
British Telecommunications PLC
9.125%, 12/15/10	310	327,368
Embarq Corp.
7.082%, 6/01/16	445	484,671
Qwest Corp.
7.50%, 10/01/14	400	437,000
Telecom Italia Capital SA
6.175%, 6/18/14	355	379,458
6.375%, 11/15/33	40	37,055
US Cellular Corp.
6.70%, 12/15/33	575	557,236
Verizon Communications, Inc.
4.90%, 9/15/15	240	257,619
5.25%, 4/15/13	290	316,824
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	179	190,664
Vodafone Group PLC
5.50%, 6/15/11	200	209,716

		3,844,610

Consumer Cyclical - Automotive - 0.7%
Daimler Finance North America LLC
4.875%, 6/15/10	110	110,797
5.75%, 9/08/11	120	126,485
7.30%, 1/15/12	121	131,756
7.75%, 1/18/11	45	47,341
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	185	188,556
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	320	320,806
Volvo Treasury AB
5.95%, 4/01/15 (a)	305	310,779

		1,236,520

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
6.875%, 5/01/12	310	340,986
7.625%, 4/15/31	390	445,427

Viacom, Inc.
5.625%, 9/15/19	375	389,509

		1,175,922

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	502	534,110
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	39,915
6.875%, 11/15/12	7	7,526

		581,551

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19	180	201,243
Wal-Mart Stores, Inc.
4.25%, 4/15/13	225	240,134

		441,377

Consumer Non-Cyclical - 4.2%
Ahold Finance USA LLC
6.875%, 5/01/29	375	408,362
Altria Group, Inc.
9.70%, 11/10/18	230	282,815
Bottling Group LLC
6.95%, 3/15/14	355	410,987
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	206	211,622
5.875%, 5/15/13	350	372,813
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	350	370,673
Campbell Soup Co.
6.75%, 2/15/11	335	353,106
ConAgra Foods, Inc.
7.875%, 9/15/10	11	11,342
Delhaize Group SA
5.875%, 2/01/14	105	114,813
Diageo Capital PLC
7.375%, 1/15/14	360	418,655
Fisher Scientific International, Inc.
6.125%, 7/01/15	230	238,913
Fortune Brands, Inc.
4.875%, 12/01/13	374	388,646
5.125%, 1/15/11	115	118,295
Kraft Foods, Inc.
5.25%, 10/01/13	220	238,036
The Kroger Co.
6.80%, 12/15/18	229	257,576

Pepsico, Inc.
4.65%, 2/15/13		385	415,303
Pfizer, Inc.
1.80%, 2/22/16	JPY	20,000	218,345
5.35%, 3/15/15		$405	446,251
The Procter & Gamble Co.
4.70%, 2/15/19		402	412,267
Reynolds American, Inc.
7.25%, 6/01/13		105	116,755
7.625%, 6/01/16		395	443,822
Universal Health Services, Inc.
7.125%, 6/30/16		295	329,983
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		84	86,243
Whirlpool Corp.
8.60%, 5/01/14		55	63,830
Wyeth
5.50%, 2/01/14		251	276,891

			7,006,344

Energy - 2.4%
Amerada Hess Corp.
7.875%, 10/01/29		165	197,696
Anadarko Petroleum Corp.
5.95%, 9/15/16		382	416,178
6.45%, 9/15/36		124	126,373
Apache Corp.
5.25%, 4/15/13		225	244,815
Baker Hughes, Inc.
6.50%, 11/15/13		205	234,403
Canadian Natural Resources Ltd.
5.15%, 2/01/13		60	64,421
Conoco, Inc.
6.95%, 4/15/29		155	177,910
Hess Corp.
8.125%, 2/15/19		29	35,349
Marathon Oil Corp.
7.50%, 2/15/19		127	149,175
Nabors Industries, Inc.
9.25%, 1/15/19		425	528,649
Noble Energy, Inc.
8.25%, 3/01/19		406	491,708
TNK-BP Finance SA
7.50%, 7/18/16 (a)		100	108,750
Valero Energy Corp.
6.875%, 4/15/12		515	558,094

Weatherford International Ltd.
5.15%, 3/15/13	195	207,202
6.00%, 3/15/18	35	36,552
9.625%, 3/01/19	190	240,420
Williams Cos., Inc.
7.875%, 9/01/21	214	251,968

		4,069,663

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	440	454,850

Technology - 1.6%
Cisco Systems, Inc.
5.25%, 2/22/11	380	395,471
Computer Sciences Corp.
5.50%, 3/15/13	280	300,756
Dell, Inc.
5.625%, 4/15/14	250	275,104
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	566	633,136
Motorola, Inc.
6.50%, 9/01/25	125	121,385
7.50%, 5/15/25	25	25,763
7.625%, 11/15/10	22	22,804
Oracle Corp.
4.95%, 4/15/13	239	259,643
5.00%, 1/15/11	140	144,785
Xerox Corp.
7.625%, 6/15/13	40	41,033
8.25%, 5/15/14	375	435,421

		2,655,301

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	210	217,973
5.75%, 12/15/16	155	158,525

		376,498

Transportation - Services - 0.2%
Con-way, Inc.
6.70%, 5/01/34	280	254,038
Ryder System, Inc.
5.85%, 11/01/16	116	122,454

		376,492

		33,975,831

Financial Institutions - 12.2%
Banking - 7.0%
American Express Co.
7.25%, 5/20/14	210	237,986
8.125%, 5/20/19	405	490,536
ANZ National International Ltd.
6.20%, 7/19/13 (a)	240	265,272
Bank of America Corp.
4.875%, 1/15/13	660	690,811
5.375%, 9/11/12	210	223,038

Barclays Bank PLC
5.75%, 9/14/26	GBP	75	110,324
8.55%, 6/15/11 (a)(b)		$365	366,825
The Bear Stearns Co., Inc.
5.70%, 11/15/14		450	490,054
Citigroup, Inc.
5.50%, 4/11/13		350	367,773
6.50%, 8/19/13		355	382,694
8.50%, 5/22/19		505	589,429
Compass Bank
5.50%, 4/01/20		250	231,319
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		4	4,112
Credit Suisse USA, Inc.
5.50%, 8/15/13		159	173,971
The Goldman Sachs Group, Inc.
4.75%, 7/15/13		460	486,308
6.00%, 5/01/14		175	191,622
7.50%, 2/15/19		540	617,111
JPMorgan Chase & Co.
6.75%, 2/01/11		285	298,802
Marshall & Ilsley Bank
5.00%, 1/17/17		175	152,490
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		535	545,514
Morgan Stanley
5.625%, 1/09/12		235	248,904
6.60%, 4/01/12		320	347,190
6.625%, 4/01/18		465	495,959
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		300	301,195
National Capital Trust II
5.486%, 3/23/15 (a)(b)		122	111,280
National City Bank of Cleveland Ohio
6.25%, 3/15/11		250	259,507
National Westminster Bank
6.50%, 9/07/21	GBP	50	70,925
Nationwide Building Society
6.25%, 2/25/20 (a)		$430	438,441
PNC Funding Corp.
5.125%, 2/08/20		300	302,203

Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		100	91,307
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	269,044
Union Bank of California
5.95%, 5/11/16		660	692,800
VTB Capital SA
6.609%, 10/31/12 (a)		135	141,412
Wachovia Corp.
5.50%, 5/01/13		505	545,383
Wells Fargo & Co.
5.625%, 12/11/17		565	599,389

			11,830,930

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13		435	462,288
5.625%, 5/01/18		455	475,480
Series A
4.375%, 11/21/11		155	162,049
HSBC Finance Corp.
7.00%, 5/15/12		280	305,348
SLM Corp.
Series A
5.375%, 5/15/14		630	596,729

			2,001,894

Insurance - 3.6%
Aetna, Inc.
6.00%, 6/15/16		135	148,008
The Allstate Corp.
6.125%, 5/15/37 (b)		530	502,175
Coventry Health Care, Inc.
5.95%, 3/15/17		90	85,886
6.125%, 1/15/15		35	34,832
6.30%, 8/15/14		280	286,270
Genworth Financial, Inc.
1.60%, 6/20/11	JPY	15,000	155,049
6.515%, 5/22/18		$520	512,262
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		210	224,859
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		85	84,206
5.50%, 3/30/20		231	227,514
Humana, Inc.
6.30%, 8/01/18		275	279,772
6.45%, 6/01/16		40	41,859
7.20%, 6/15/18		85	91,915
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		145	151,772
Lincoln National Corp.
8.75%, 7/01/19		113	138,173

Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	225	286,613
MetLife, Inc.
7.717%, 2/15/19	109	127,275
10.75%, 8/01/39	140	180,453
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	360	410,196
Principal Financial Group, Inc.
7.875%, 5/15/14	325	367,769
Prudential Financial, Inc.
5.15%, 1/15/13	325	344,838
6.20%, 1/15/15	45	49,123
8.875%, 6/15/38	170	190,825
Series D
7.375%, 6/15/19	35	40,138
UnitedHealth Group, Inc.
5.25%, 3/15/11	95	98,648
6.00%, 2/15/18	430	459,110
Wellpoint, Inc.
5.875%, 6/15/17	45	48,315
7.00%, 2/15/19	95	107,729
XL Capital Ltd.
5.25%, 9/15/14	110	113,711
6.25%, 5/15/27	200	188,573

		5,977,868

REITS - 0.4%
HCP, Inc.
5.95%, 9/15/11	225	234,689
Simon Property Group LP
5.625%, 8/15/14	420	445,303

		679,992

		20,490,684

Utility - 3.3%
Electric - 2.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	425	419,394
Ameren Corp.
8.875%, 5/15/14	235	271,155
Carolina Power & Light Co.
6.50%, 7/15/12	480	527,516

FirstEnergy Corp.
Series B
6.45%, 11/15/11	19	20,152
Series C
7.375%, 11/15/31	420	434,651
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	240	261,993
Nisource Finance Corp.
6.80%, 1/15/19	450	489,203
Pacific Gas & Electric Co.
4.80%, 3/01/14	215	230,705
Progress Energy, Inc.
7.10%, 3/01/11	73	76,771
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	210	240,471
The Southern Co.
Series A
5.30%, 1/15/12	156	165,848
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	255,272
Teco Finance, Inc.
4.00%, 3/15/16	95	93,615
5.15%, 3/15/20	120	118,500
Union Electric Co.
6.70%, 2/01/19	45	49,779
Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	204	193,800

		3,848,825

Natural Gas - 0.8%
DCP Midstream LLC
5.35%, 3/15/20 (a)	108	108,219
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	71,800
Energy Transfer Partners LP
6.70%, 7/01/18	279	304,766
7.50%, 7/01/38	336	376,315
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	95	102,826
EQT Corp.
8.125%, 6/01/19	45	53,462
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	235	223,601
Williams Partners Lp
5.25%, 3/15/20 (a)	173	173,353

		1,414,342

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18		350	374,382

			5,637,549

Non Corporate Sectors - 1.3%
Agencies - Not Government Guaranteed - 1.3%
Gaz Capital SA
6.212%, 11/22/16 (a)		460	473,800
6.51%, 3/07/22 (a)		477	472,826
Petrobras International Finance
5.75%, 1/20/20		670	686,409
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)		465	556,256

			2,189,291

Total Corporates - Investment Grades (cost $57,613,319)			62,293,355

GOVERNMENTS - TREASURIES - 20.4%
Brazil - 0.4%
Republic of Brazil
12.50%, 1/05/16 (c)	BRL	1,035	660,570

United States - 20.0%
U.S. Treasury Bonds
4.50%, 2/15/36		$3,060	2,988,760
U.S. Treasury Notes
0.875%, 5/31/11		4,100	4,117,618
2.25%, 1/31/15		11,750	11,622,407
2.375%, 8/31/14		4,435	4,445,395
3.375%, 11/15/19		4,825	4,655,749
3.625%, 2/15/20		1,205	1,184,478
3.75%, 11/15/18		4,663	4,698,336

			33,712,743

Total Governments - Treasuries (cost $34,807,257)			34,373,313

MORTGAGE PASS-THRU’S - 15.9%
Agency Fixed Rate 30-Year - 14.1%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35-10/01/35		3,465	3,491,701
5.50%, 1/01/35		5,819	6,167,302
Series 2007
5.50%, 7/01/35		226	239,899
Federal National Mortgage Association
Series 2002
7.00%, 3/01/32		19	21,353
Series 2003
5.00%, 11/01/33		252	261,680
5.50%, 4/01/33-7/01/33		921	977,212
Series 2004
5.50%, 4/01/34-11/01/34		781	828,128
6.00%, 9/01/34		427	460,440

Series 2005
4.50%, 8/01/35	784	791,498
5.00%, 10/01/35	1,971	2,039,151
5.50%, 2/01/35	945	1,003,104
Series 2006
5.00%, 2/01/36	1,724	1,783,667
Series 2007
4.50%, 9/01/35 - 8/01/37	980	989,209
5.00%, 7/01/36	273	282,563
Series 2008
6.00%, 3/01/37	3,389	3,626,361
Government National Mortgage Association
6.00%, TBA	700	747,687
Series 1994
9.00%, 9/15/24	5	6,337

		23,717,292

Agency ARMs - 1.8%
Federal Home Loan Mortgage Corp.
Series 2007
6.097%, 1/01/37 (d)	129	135,532
Series 2009
4.099%, 4/01/36 (b)	839	875,447
Federal National Mortgage Association
Series 2003
4.787%, 12/01/33 (b)	296	310,145
Series 2006
5.444%, 2/01/36 (b)	355	373,876
5.807%, 11/01/36 (d)	495	518,667
6.137%, 3/01/36 (b)	268	280,419
Series 2007
4.728%, 3/01/34 (b)	545	566,491

		3,060,577

Total Mortgage Pass-Thru’s (cost $25,707,393)		26,777,869

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 9.9%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.179%, 9/10/47	470	489,209
Series 2006-5, Class A4
5.414%, 9/10/47	455	455,413
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49	1,085	1,084,819
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	1,095	1,105,226
Series 2006-C5, Class A3
5.311%, 12/15/39	225	212,358

Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.301%, 4/10/37	235	178,964
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	408,262
Series 2007-GG9, Class A4
5.444%, 3/10/39	680	661,299
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	312,893
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	545	554,162
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,035	1,067,837
Series 2006-CB17, Class A4
5.429%, 12/12/43	420	421,661
Series 2007-C1, Class A4
5.716%, 2/15/51	1,115	1,053,527
Series 2007-LD11, Class A4
5.818%, 6/15/49	1,105	1,059,582
Series 2007-LDPX, Class A3
5.42%, 1/15/49	1,110	1,069,321
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.223%, 6/15/29	830	852,910
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,257,428
Series 2006-C6, Class A4
5.372%, 9/15/39	475	483,237
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	285	236,918
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,041,723
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,080	1,100,801
Series 2007-C31, Class A4
5.509%, 4/15/47	1,100	995,009
Series 2007-C32, Class A3
5.74%, 6/15/49	615	577,302

Total Commercial Mortgage-Backed Securities (cost $16,111,882)		16,679,861

CORPORATES - NON-INVESTMENT GRADES - 6.1%
Industrial - 3.8%
Basic - 0.6%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	147,675
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	228	249,090
United States Steel Corp.
5.65%, 6/01/13	495	502,425
Westvaco Corp.
8.20%, 1/15/30	50	54,963

		954,153

Capital Goods - 1.4%
Bombardier, Inc.
6.30%, 5/01/14 (a)	270	280,125
8.00%, 11/15/14 (a)	225	235,687
Case New Holland, Inc.
7.125%, 3/01/14	175	177,188
CNH America LLC
7.25%, 1/15/16	170	172,550
Masco Corp.
6.125%, 10/03/16	635	633,201
Mohawk Industries, Inc.
6.875%, 1/15/16	355	366,537
Textron Financial Corp.
4.60%, 5/03/10	34	33,998
5.125%, 11/01/10	100	101,516
5.40%, 4/28/13	69	70,896
United Rentals North America, Inc.
7.75%, 11/15/13	220	211,200

		2,282,898

Communications - Media - 0.4%
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	151,130
CSC Holdings, Inc.
8.50%, 4/15/14 (a)	160	170,400
Quebecor Media, Inc.
7.75%, 3/15/16	230	232,875
Univision Communications, Inc.
12.00%, 7/01/14 (a)	41	44,895
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	4,200

		603,500

Communications - Telecommunications - 0.3%
Frontier Communications Corp.
6.25%, 1/15/13	210	212,100
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	231	246,015
Windstream Corp.
7.875%, 11/01/17	115	113,275

		571,390

Consumer Cyclical - Automotive - 0.5%
Affinia Group, Inc.
9.00%, 11/30/14	85	84,575
Ford Motor Credit Co. LLC
3.001%, 1/13/12 (d)	240	233,100
7.00%, 10/01/13	204	211,086
Goodyear Tire & Rubber Co./The
9.00%, 7/01/15	165	170,363
Visteon Corp.
7.00%, 3/10/14 (e)	165	158,400

		857,524

Consumer Cyclical - Other - 0.3%
Broder Brothers Co.
12.00%, 10/15/13 (f)(g)	37	30,166
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)	55	4,950
Harrah’s Operating Co., Inc.
10.00%, 12/15/18	135	111,713
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	362	391,865

		538,694

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	45	45,900

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	155	163,913
HCA, Inc.
7.875%, 2/15/20 (a)	125	130,859
8.50%, 4/15/19 (a)	40	43,025

		337,797

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	190	174,800

Services - 0.0%
Travelport LLC
9.875%, 9/01/14	35	36,575

Transportation - Airlines - 0.0%
Continental Airlines, Inc.
Series 2003-ERJ1
7.875%, 7/02/18		36	32,413

			6,435,644

Financial Institutions - 1.4%
Banking - 1.0%
ABN Amro Bank NV
4.31%, 3/10/16 (b)	EUR	125	113,961
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$98	98,490
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	200	160,052
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		$770	666,050
RBS Capital Trust III
5.512%, 9/30/14 (b)		335	200,163
Regions Financial Corp.
6.375%, 5/15/12		215	215,663
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (b)		115	96,313
Union Planters Corp.
7.75%, 3/01/11		143	145,267

			1,695,959

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		75	17,438
7.875%, 11/01/09 (e)		43	9,997

			27,435

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		65	60,242

Insurance - 0.4%
Crum & Forster Holdings Corp.
7.75%, 5/01/17		95	94,050
ING Capital Funding Trust III
8.439%, 12/31/10 (b)		270	255,150
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		80	70,800
XL Capital Ltd.
Series E
6.50%, 4/15/17 (b)		240	204,000

			624,000

			2,407,636

Utility - 0.9%
Electric - 0.7%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	165	168,387
CMS Energy Corp.
8.75%, 6/15/19	106	119,684
Dynegy Holdings, Inc.
8.375%, 5/01/16	205	170,150
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	195	189,517
NRG Energy, Inc.
7.25%, 2/01/14	260	261,950
RRI Energy, Inc.
7.625%, 6/15/14	95	88,825
7.875%, 6/15/17	155	139,112

		1,137,625

Natural Gas - 0.2%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (b)	305	309,575

		1,447,200

Total Corporates - Non-Investment Grades (cost $9,938,125)		10,290,480

CMOS - 2.3%
Agency Floating Rate - 1.5%
Fannie Mae REMICS
Series 2004-92, Class FD
0.60%, 5/25/34 (d)	556	552,662
Series 2005-83, Class KT
0.546%, 10/25/35 (d)	512	505,402
Series 2005-99, Class AF
0.596%, 12/25/35 (d)	511	505,307
Freddie Mac REMICS
Series 2920, Class F
0.53%, 1/15/35 (d)	511	508,376
Series 3001, Class HN
0.53%, 5/15/35 (d)	513	508,798

		2,580,545

Non-Agency ARMs - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.796%, 5/25/36 (b)	134	61,633
Series 2007-1, Class 21A1
5.516%, 1/25/47 (b)	215	118,580

Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.137%, 5/25/35 (b)	309	271,058
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	409	272,997
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.844%, 5/25/36 (b)	192	114,155

		838,423

Non-Agency Fixed Rate - 0.2%
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.05%, 7/25/36	383	235,146

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.463%, 12/25/35 (d)	121	66,791
Series 2007-OA3, Class M1
0.556%, 4/25/47 (d)	145	1,097
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.171%, 2/25/47 (d)	314	159,485
Series 2007-OA3, Class B1
0.696%, 4/25/47 (d)	447	6,728

		234,101

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.52%, 5/28/35	50	46,502

Total CMOs (cost $5,295,354)		3,934,717

ASSET-BACKED SECURITIES - 1.5%
Credit Cards - Floating Rate - 0.6%
Chase Issuance Trust
Series 2007-A1, Class A1
0.25%, 3/15/13 (d)	875	873,798
Discover Card Master Trust
Series 2010-A1, Class A1
0.88%, 9/15/15 (d)	166	166,020

		1,039,818

Credit Cards - Fixed Rate - 0.3%
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	530	534,005

Home Equity Loans - Fixed Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.354%, 12/25/32	100	76,375
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	83	71,712
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	344	155,000
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	215	187,357

		490,444

Home Equity Loans - Floating Rate - 0.2%
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.50%, 1/20/35 (d)	123	109,615
Home Equity Asset Trust
Series 2007-2, Class M1
0.676%, 7/25/37 (d)	331	2,878
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.356%, 11/25/36 (d)	389	276,872
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.606%, 3/25/37 (d)	160	1,579
RAAC Series
Series 2006-SP3, Class A1
0.326%, 8/25/36 (d)	0	71

		391,015

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	100	97,307

Total Asset-Backed Securities (cost $3,383,983)		2,552,589

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	70	76,357

United Kingdom - 1.3%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (a)	1,307	1,312,683
2.625%, 5/11/12 (a)	895	913,764

		2,226,447

Total Governments - Sovereign Agencies (cost $2,272,987)		2,302,804

INFLATION-LINKED SECURITIES - 1.1%
United States - 1.1%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (cost $1,740,678)	1,669	1,797,776

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	435	478,691

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	430	469,383

Peru - 0.3%
Republic of Peru
8.375%, 5/03/16	255	310,207
9.875%, 2/06/15	145	183,425

		493,632

Poland - 0.0%
Poland Government International Bond
6.375%, 7/15/19	50	54,850

Total Governments - Sovereign Bonds (cost $1,330,100)		1,496,556

AGENCIES - 0.7%
Agency Debentures - 0.7%
Federal National Mortgage Association
6.25%, 5/15/29 (cost $1,305,838)	1,020	1,152,419

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	420	425,764

Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	480	498,000

Total Quasi-Sovereigns (cost $896,876)		923,764

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
California State
7.625%, 3/01/40 (h) (cost $413,602)	405	421,674

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.1%
Citigroup Capital XII
8.50%	7,000	179,690

REITS - 0.1%
Sovereign REIT
12.00% (a)	93	106,020

		285,710

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (b)	2,400	3,048
Federal National Mortgage Association
8.25% (b)	2,950	3,746

		6,794

Total Preferred Stocks (cost $396,409)		292,504

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19	$143	158,730

Financial Institutions - 0.1%
Other Finance - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)	100	95,009

Total Emerging Markets - Corporate Bonds (cost $242,188)		253,739

SUPRANATIONALS - 0.1%
European Investment Bank
4.875%, 2/15/36 (cost $109,792)	110	108,845

	Shares
COMMON STOCK - 0.0%
Broder Brothers Co. (i)(j)	3,463	0
Dex One Corp. (j)	1,786	49,865

Total Common Stock (cost $49,865)		49,865

WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14 (j) (cost $2,140)	1,070	6,153

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit
0.01%, 4/01/10 (cost $3,585,668)	$3,586	3,585,668

Total Investments - 100.5% (cost $165,521,874) (k)		169,293,951
Other assets less liabilities - (0.5)%		(921,448)

Net Assets - 100.0%		$168,372,503

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30yr Futures	1	June 2010	$114,908	$116,125	$1,217
U.S. T-Note 5yr Futures	17	June 2010	1,950,146	1,952,344	2,198

					$3,415

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/15/10	3,737	$3,226,809	$3,425,555	$198,746
Brazilian Real settling 4/05/10	390	219,261	219,304	43

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Brazilian Real settling 4/05/10	390	$218,978	$219,304	$326
Euro settling 4/08/10	635	863,788	857,127	(6,661)
Euro settling 6/16/10	2,773	3,733,856	3,745,337	11,481
New Zealand Dollar settling 5/25/10	527	368,260	373,161	4,901
Norwegian Krone settling 4/22/10	29,540	4,960,186	4,967,046	6,860
South Korean Won settling 4/29/10	2,090,090	1,845,668	1,845,562	(106)
Swiss Franc settling 4/08/10	1,709	1,585,403	1,620,991	35,588
Sale Contracts:
Brazilian Real settling 4/05/10	390	218,978	219,304	(326)
Brazilian Real settling 4/05/10	390	212,777	219,304	(6,527)
British Pound settling 5/19/10	93	139,984	141,159	(1,175)
Euro settling 4/08/10	1,166	1,585,403	1,575,397	10,006
Euro settling 6/16/10	5,912	7,988,431	7,984,769	3,662
Japanese Yen settling 5/12/10	23,220	258,217	248,414	9,803
Japanese Yen settling 5/12/10	145,795	1,614,918	1,559,775	55,143
Japanese Yen settling 5/12/10	4,369	48,272	46,739	1,533
New Zealand Dollar settling 5/25/10	527	369,794	373,161	(3,367)
Swiss Franc settling 4/08/10	2,638	2,493,396	2,502,377	(8,981)
Swiss Franc settling 4/08/10	929	863,788	881,500	(17,712)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at March 31, 2010
JP Morgan Chase	(0.50	)% *	12/31/10	$679,929

*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $15,024,460 or 8.9% of net assets.
(b)	Variable rate coupon, rate shown as of March 31, 2010.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of this security amounted to $660,570.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.
(e)	Security is in default and is non-income producing.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of March 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	5/21/2009	$76,484	$30,166	0.02%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/2005	54,511	4,950	0.00%

(g)	Pay-In-Kind Payments (PIK).
(h)	When-Issued or delayed delivery security.
(i)	Fair valued.
(j)	Non-income producing security.
(k)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,212,296 and gross unrealized depreciation of investments was $(4,440,219), resulting in net unrealized appreciation of $3,772,077.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2010, the fund's total exposure to subprime investments was 1.14% of net assets. These investments are valued in accordance with the fund's Valuation Policies (see Note A for additional details).

An amount equivalent to U.S. $7,500 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2010.

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro Dollar
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$62,028,083	$265,272	$62,293,355
Governments - Treasuries	—	34,373,313	—	34,373,313
Mortgage Pass-Thru’s	—	26,777,869	—	26,777,869
Commercial Mortgage-Backed Securities	—	15,229,876	1,449,985	16,679,861
Corporates - Non-Investment Grades	—	10,290,480	—	10,290,480
CMOs	—	2,627,047	1,307,670	3,934,717
Asset-Backed Securities	—	1,573,824	978,765	2,552,589
Governments - Sovereign Agencies	—	2,302,804	—	2,302,804
Inflation-Linked Securities	—	1,797,776	—	1,797,776
Governments - Sovereign Bonds	—	1,496,556	—	1,496,556
Agencies	—	1,152,419	—	1,152,419
Quasi-Sovereigns	—	923,764	—	923,764
Local Governments - Municipal Bonds	—	421,674	—	421,674
Preferred Stocks	—	292,504	—	292,504
Emerging Markets - Corporate Bonds	—	253,739	—	253,739
Supranationals	—	108,845	—	108,845
Common Stocks	49,865	—	—	49,865
Warrants	—	6,153	—	6,153
Short-Term Investments	—	3,585,668	—	3,585,668

Total Investments in Securities	49,865	338,092	4,001,692	169,293,951
Other Financial Instruments* :
Assets	3,415	338,092	—	341,507
Liabilities	—	(44,855)	—	(44,855)

Total	$53,280	$165,535,631	$4,001,692	$169,590,603

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Asset-Backed Securities	CMOs
Balance as of 12/31/09	$264,115	$1,310,523	$999,348	$1,328,791
Accrued discounts /premiums	11	3,679	46	7
Realized gain (loss)	—		199	267
Change in unrealized appreciation/depreciation	1,146	135,783	221,956	42,736

Net purchases (sales)	—	—	(242,784)	(64,131)
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 03/31/10	$265,272	$1,449,985	$978,765	$1,307,670

Net change in unrealized appreciation/depreciation from Investments held as of 03/31/10*	$1,146	$135,783	$221,824	$42,736

	Total
Balance as of 12/31/09	$3,902,777
Accrued discounts /premiums	3,743
Realized gain (loss)	466
Change in unrealized appreciation/depreciation	401,621
Net purchases (sales)	(306,915)
Net transfers in and/or out of Level 3	—

Balance as of 03/31/10	$4,001,692

Net change in unrealized appreciation/depreciation from Investments held as of 03/31/10*	$401,489

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Financials - 21.8%
Capital Markets - 7.0%
Azimut Holding SpA	60,300	$762,387
Credit Suisse Group AG	38,755	1,994,813
GAM Holding Ltd.	60,159	737,732
Julius Baer Group Ltd.	73,560	2,662,499
Macquarie Group Ltd.	58,438	2,527,241
Man Group PLC	338,962	1,240,801
Partners Group Holding AG	27,633	3,915,539

		13,841,012

Commercial Banks - 11.7%
Bank Central Asia Tbk PT	1,831,500	1,104,973
BNP Paribas	25,230	1,933,792
Commercial International Bank	55,564	655,871
HSBC Holdings PLC	327,649	3,320,363
Industrial & Commercial Bank of China-Class H	3,670,000	2,796,774
Investimentos Itau SA (Preference Shares)	987,814	6,765,583
Standard Bank Group Ltd.	42,800	670,336
Standard Chartered PLC	108,507	2,957,608
Turkiye Garanti Bankasi AS	274,043	1,284,681
United Overseas Bank Ltd.	109,000	1,493,681

		22,983,662

Diversified Financial Services - 1.8%
Cielo SA	35,300	332,485
FirstRand Ltd.	285,800	793,168
IG Group Holdings PLC	239,238	1,460,244
Singapore Exchange Ltd.	165,000	900,838

		3,486,735

Insurance - 1.3%
China Life Insurance Co., Ltd.-Class H	539,000	2,582,945

		42,894,354

Energy - 13.2%
Energy Equipment & Services - 5.0%
Nabors Industries Ltd. (a)	114,500	2,247,635
Petroleum Geo-Services ASA (a)	79,973	1,050,483
Saipem SpA	44,349	1,715,572
SBM Offshore NV	41,055	820,331
Schlumberger Ltd.	51,200	3,249,152
Tenaris SA	36,960	796,920

		9,880,093

Oil, Gas & Consumable Fuels - 8.2%
Afren PLC (a)	1,651,875	2,565,925
BG Group PLC	100,869	1,746,830
BP PLC	207,791	1,966,773
China Coal Energy Co.-Class H	1,090,000	1,699,804
Karoon Gas Australia Ltd. (a)	98,393	756,449
Nippon Mining Holdings, Inc.	160,000	759,999
Oando PLC	917,133	514,100
OGX Petroleo e Gas Participacoes SA	114,600	1,072,955
Petroleo Brasileiro SA (Preference Shares)	66,700	1,327,361
Tullow Oil PLC	114,466	2,172,151
Woodside Petroleum Ltd.	36,800	1,583,696

		16,166,043

		26,046,136

Consumer Discretionary - 13.0%
Automobiles - 3.2%
Honda Motor Co., Ltd.	55,200	1,945,728
Hyundai Motor Co.	14,774	1,506,547
Renault SA (a)	30,570	1,428,293
Volkswagen AG (Preference Shares)	15,713	1,440,138

		6,320,706

Distributors - 0.7%
Imperial Holdings Ltd.	93,100	1,278,192

Hotels, Restaurants & Leisure - 1.8%
Carnival PLC	51,492	2,113,786
Compass Group PLC	61,865	493,881
Ctrip.com International Ltd. (ADR) (a)	23,800	932,960

		3,540,627

Household Durables - 1.2%
Persimmon PLC (a)	142,300	1,007,326
Sony Corp.	37,500	1,436,864

		2,444,190

Media - 3.6%
British Sky Broadcasting Group PLC	30,713	280,598
Eutelsat Communications	71,430	2,539,286
Informa PLC	47,533	279,368
Naspers Ltd.-Class N	19,040	825,549
Pearson PLC	46,454	728,265
SES SA (FDR)	54,064	1,364,551
WPP PLC	92,319	955,299

		6,972,916

Multiline Retail - 0.6%
Lojas Renner SA	33,900	777,755
Next PLC	12,131	398,501

		1,176,256

Specialty Retail - 1.7%
Belle International Holdings Ltd.	640,000	852,261
Fast Retailing Co., Ltd.	4,500	782,683
Kingfisher PLC	201,015	654,490
Nitori Co., Ltd.	5,200	394,826
Zhongsheng Group Holdings Ltd. (a)	448,000	663,554

		3,347,814

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	11,781	456,811

		25,537,512

Materials - 10.4%
Chemicals - 0.5%
Umicore	26,356	919,376

Metals & Mining - 9.1%
ArcelorMittal (Euronext Amsterdam)	39,801	1,745,086
Equinox Minerals Ltd. (Toronto) (a)	505,127	1,904,826
Evraz Group SA (GDR) (a)(b)	30,216	1,200,482
Impala Platinum Holdings Ltd.	61,700	1,811,328
MMX Mineracao e Metalicos SA (a)	131,400	999,714
MMX Mineracao e Metalicos SA (Receipt) (a)	74,276	561,346
Rio Tinto PLC	41,141	2,432,203
Usinas Siderurgicas de Minas Gerais SA (Preference Shares)-Class A	67,600	2,315,738

Vale SA (Sponsored ADR)	91,950	2,552,532
Xstrata PLC (a)	131,932	2,496,986

		18,020,241

Paper & Forest Products - 0.8%
Fibria Celulose SA (Sponsored ADR) (a)	72,600	1,588,488

		20,528,105

Industrials - 10.2%
Airlines - 0.3%
British Airways PLC (a)	134,397	497,027

Construction & Engineering - 1.3%
Samsung Engineering Co., Ltd.	8,900	920,720
Vinci SA	28,200	1,660,132

		2,580,852

Electrical Equipment - 2.3%
ABB Ltd. (REG) (a)	108,258	2,366,591
SMA Solar Technology AG	6,400	784,830
Vestas Wind Systems A/S (a)	23,343	1,269,962

		4,421,383

Industrial Conglomerates - 2.1%
Cookson Group PLC (a)	204,321	1,693,929
Siemens AG	24,785	2,476,442

		4,170,371

Machinery - 2.7%
Fanuc Ltd.	12,800	1,360,452
Komatsu Ltd.	60,600	1,273,175
MAN SE	14,979	1,252,907
SKF AB	82,899	1,472,660

		5,359,194

Marine - 0.6%
China Shipping Development Co., Ltd.-Class H	698,000	1,137,142

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	70,600	1,853,935

		20,019,904

Consumer Staples - 8.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	34,652	1,742,915
Central European Distribution Corp. (a)	30,000	1,050,300

		2,793,215

Food & Staples Retailing - 2.8%
Seven & I Holdings Co., Ltd.	59,900	1,449,045
Tesco PLC	611,073	4,040,147

		5,489,192

Food Products - 2.1%
Danone	19,776	1,191,041
Nestle SA	32,113	1,645,534
Unilever NV	40,732	1,232,257

		4,068,832

Tobacco - 2.2%
British American Tobacco PLC	119,037	4,103,857
KT&G Corp.	6,182	341,992

		4,445,849

		16,797,088

Health Care - 7.7%
Health Care Providers & Services - 0.7%
Diagnosticos da America SA	71,600	628,088
Fresenius Medical Care AG & Co. KGaA	14,765	831,902

		1,459,990

Life Sciences Tools & Services - 0.5%
QIAGEN NV (a)	42,211	972,727

Pharmaceuticals - 6.5%
Aspen Pharmacare Holdings Ltd. (a)	45,086	492,175
Bayer AG	26,487	1,789,720
Ipsen SA	12,472	609,018
Mitsubishi Tanabe Pharma Corp.	42,000	593,489
Novartis AG	43,290	2,341,726
Roche Holding AG	15,202	2,468,963
Sanofi-Aventis SA	23,234	1,733,915
Shire PLC	48,883	1,077,307
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	25,400	1,602,232

		12,708,545

		15,141,262

Information Technology - 6.5%
Communications Equipment - 0.8%
Research In Motion Ltd. (a)	19,586	1,451,136

Electronic Equipment, Instruments & Components - 1.1%
HON HAI Precision Industry Co., Ltd.	313,950	1,359,406
Nippon Electric Glass Co., Ltd.	39,000	550,482
Taiyo Yuden Co., Ltd.	17,000	268,988

		2,178,876

Internet Software & Services - 0.4%
Baidu, Inc. (Sponsored ADR) (a)	1,400	835,800

IT Services - 1.1%
Cap Gemini SA	18,410	905,153
Infosys Technologies Ltd. (Sponsored ADR)	21,600	1,271,160

		2,176,313

Office Electronics - 0.8%
Canon, Inc.	34,800	1,609,682

Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC	156,617	561,378
ASML Holding NV	37,165	1,317,684
Novatek Microelectronics Corp. Ltd.	286,000	891,373
Samsung Electronics Co., Ltd.	1,627	1,176,312
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1	10

		3,946,757

Software - 0.3%
Nintendo Co., Ltd.	1,700	570,118

		12,768,682

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 1.8%
Iliad SA	7,886	812,123
Telefonica SA	84,068	1,991,950
Vimpel-Communications (Sponsored ADR)	31,174	573,913

XL Axiata TBK PT (a)	314,000	120,457

		3,498,443

Wireless Telecommunication Services - 3.1%
America Movil SAB de CV Series L (ADR)	24,800	1,248,432
China Mobile Ltd.	100,000	961,643
MTN Group Ltd. (a)	47,583	730,434
NTT DoCoMo, Inc.	500	760,986
Vodafone Group PLC	1,096,706	2,536,589

		6,238,084

		9,736,527

Utilities - 0.9%
Multi-Utilities - 0.9%
National Grid PLC	181,322	1,765,056

Total Common Stocks (cost $164,942,215)		191,234,626

WARRANTS - 0.8%
Financials - 0.8%
Commercial Banks - 0.8%
Sberbank of Russian Federation, expiring 11/05/12 (a) (cost $1,449,908)	505,000	1,459,450

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen AG (cost $205,112)	2,352	215,567

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen AG (a) (cost $0)	15,713	10,081

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,455,000)	$1,455	1,455,000

Total Investments - 98.7% (cost $168,052,235) (c)		194,374,724
Other assets less liabilities - 1.3%		2,516,776

Net Assets - 100.0%		$196,891,500

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	21,003	$18,206,451	$19,184,528	$978,077
Japanese Yen settling 5/18/10	49,520	555,356	529,802	(25,554)
Japanese Yen settling 5/18/10	91,464	1,016,809	978,550	(38,259)
Japanese Yen settling 5/18/10	124,841	1,402,125	1,335,642	(66,483)
Japanese Yen settling 5/18/10	223,582	2,475,415	2,392,046	(83,369)
Japanese Yen settling 5/18/10	285,159	3,187,096	3,050,843	(136,253)
New Zealand Dollar settling 5/18/10	11,402	7,857,916	8,076,866	218,950
Norwegian Krone settling 5/18/10	47,029	7,900,847	7,897,932	(2,915)
Swedish Krona settling 5/18/10	18,605	2,493,734	2,576,894	83,160
Swedish Krona settling 5/18/10	21,107	2,888,086	2,923,435	35,349
Swedish Krona settling 5/18/10	15,778	2,219,596	2,185,339	(34,257)
Swedish Krona settling 5/18/10	13,146	1,859,143	1,820,793	(38,350)
Sale Contracts:
British Pound settling 5/18/10	10,175	15,872,898	15,436,635	436,263
British Pound settling 5/18/10	2,652	3,992,613	4,023,386	(30,773)
Euro settling 5/18/10	5,357	7,671,063	7,235,689	435,374
Euro settling 5/18/10	1,495	2,151,171	2,019,294	131,877
Euro settling 5/18/10	2,060	2,914,014	2,782,438	131,576
Euro settling 5/18/10	1,655	2,277,048	2,235,405	41,643
Euro settling 5/18/10	1,563	2,126,180	2,111,141	15,039
Japanese Yen settling 5/18/10	123,698	1,356,189	1,323,413	32,776
Swiss Franc settling 5/18/10	9,910	9,293,210	9,402,054	(108,844)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of this security amounted to $1,200,482 or 0.6% of net assets.
(c)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,325,057 and gross unrealized depreciation of investments was $(4,002,568), resulting in net unrealized appreciation of $26,322,489.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
REG	-	Registered Shares

Country Breakdown *

March 31, 2010 (unaudited)

Summary

23.4%	United Kingdom
9.7%	Brazil
9.6%	Switzerland
8.0%	Japan
7.3%	France
6.4%	China
4.5%	Germany
3.4%	South Africa
3.1%	Netherlands
2.8%	United States
2.5%	Australia
2.0%	South Korea
1.7%	Canada
14.8%	Other
0.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Belgium, Denmark, Egypt, India, Indonesia, Israel, Italy, Mexico, Nigeria, Norway, Poland, Russia, Singapore, Spain, Sweden, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$7,098,068	$35,796,286	$—	$42,894,354
Energy	7,897,103	18,149,033	—	26,046,136
Consumer Discretionary	2,374,269	23,163,243	—	25,537,512
Materials	11,123,126	9,404,979	—	20,528,105
Industrials	—	20,019,904	—	20,019,904
Consumer Staples	1,050,300	15,746,788	—	16,797,088
Health Care	2,230,320	12,910,942	—	15,141,262
Information Technology	3,558,106	9,210,576	—	12,768,682
Telecommunication Services	1,822,345	7,914,182	—	9,736,527
Utilities	—	1,765,056	—	1,765,056
Warrants	—	—	1,459,450	1,459,450
Preferred Stocks	—	215,567	—	215,567
Rights	10,081	—	—	10,081
Short-Term Investments	—	1,455,000	—	1,455,000

Total Investments in Securities	37,163,718	155,751,556+	1,459,450	194,374,724
Other Financial Instruments* :
Assets	—	2,540,084	—	2,540,084
Liabilities	—	(565,057)	—	(565,057)

Total	$37,163,718	$157,726,583	$1,459,450	$196,349,751

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 12/31/09	$—	$—
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	9,542	9,542
Net purchases (sales)	1,449,908	1,449,908
Net transfers in and/or out of Level 3	—	—

Balance as of 3/31/10	$1,459,450	$1,459,450

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/10	$9,542	$9,542

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 24.3%
Capital Markets - 1.6%
Deutsche Bank AG	387,200	$29,722,815

Commercial Banks - 16.7%
Australia & New Zealand Banking Group Ltd.	454,400	10,561,357
Banco Bradesco SA (Preference Shares)	424,820	7,835,407
Banco do Brasil SA	1,353,100	22,712,084
Banco Santander SA	2,047,183	27,153,845
Barclays PLC	5,938,600	32,336,753
BNP Paribas	469,832	36,010,997
Credit Agricole SA	1,072,131	18,728,007
Danske Bank A/S (a)	771,500	18,930,380
Hana Financial Group, Inc.	374,500	11,607,553
KB Financial Group, Inc.	474,611	22,857,542
National Australia Bank Ltd.	1,024,300	25,844,167
Societe Generale	329,518	20,680,432
Sumitomo Mitsui Financial Group, Inc.	535,200	17,731,050
Turkiye Garanti Bankasi AS	3,580,400	16,784,486
UniCredit Italiano SpA (a)	6,664,040	19,649,235

		309,423,295

Consumer Finance - 1.1%
ORIX Corp.	239,240	21,242,138

Insurance - 3.3%
Allianz SE	263,900	33,028,920
Aviva PLC	902,785	5,273,938
Muenchener Rueckversicherungs AG (MunichRe)	61,700	10,008,761
Old Mutual PLC (a)	3,066,100	5,696,158
Sun Life Financial, Inc.	231,000	7,430,483

		61,438,260

Real Estate Investment Trusts (REITs) - 0.2%
Klepierre	107,700	4,219,794

Real Estate Management & Development - 1.4%
Lend Lease Group	686,200	5,448,084
Mitsui Fudosan Co., Ltd.	1,188,000	20,220,760

		25,668,844

		451,715,146

Energy - 10.7%
Oil, Gas & Consumable Fuels - 10.7%
BP PLC	4,724,000	44,713,368
ENI SpA	743,100	17,430,285
Gazprom OAO (Sponsored ADR)	534,100	12,535,327
KazMunaiGas Exploration Production (GDR) (b)	320,750	7,912,903
LUKOIL OAO (London) (Sponsored ADR)	270,250	15,323,175
Nexen, Inc. (Toronto)	834,903	20,657,819
Nippon Mining Holdings, Inc.	1,426,000	6,773,489
OMV AG	153,500	5,755,141
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,773,900	51,298,341
Suncor Energy, Inc. (Toronto)	533,376	17,345,945

		199,745,793

1 •

Telecommunication Services - 10.6%
Diversified Telecommunication Services - 7.1%
Bezeq Israeli Telecommunication Corp. Ltd.	6,039,100	17,129,355
France Telecom SA	1,090,800	26,127,589
Nippon Telegraph & Telephone Corp.	571,800	24,059,918
Telecom Corp. of New Zealand Ltd.	3,166,224	4,845,377
Telecom Italia SpA (ordinary shares)	11,258,700	16,187,742
Telecom Italia SpA (savings shares)	10,781,700	12,162,396
Telefonica SA	828,200	19,623,791
TELUS Corp.	356,100	12,741,273

		132,877,441

Wireless Telecommunication Services - 3.5%
KDDI Corp.	2,448	12,672,836
Vodafone Group PLC	22,286,575	51,546,973

		64,219,809

		197,097,250

Industrials - 10.2%
Aerospace & Defense - 2.4%
BAE Systems PLC	3,380,600	19,059,425
Bombardier, Inc. - Class B	2,031,400	12,460,613
Rolls-Royce Group PLC (a)	1,432,200	12,966,883

		44,486,921

Air Freight & Logistics - 0.6%
Deutsche Post AG (a)	595,240	10,309,377

Building Products - 0.9%
Compagnie de St-Gobain	353,500	16,976,353

Construction & Engineering - 0.5%
Bouygues SA (a)	170,300	8,544,287

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	533,800	9,988,791

Professional Services - 0.9%
Randstad Holding NV (a)	361,300	17,157,635

Road & Rail - 0.5%
East Japan Railway Co.	141,000	9,810,373

Trading Companies & Distributors - 3.6%
ITOCHU Corp.	1,399,000	12,279,270
Mitsubishi Corp.	906,800	23,812,303
Mitsui & Co., Ltd.	1,119,400	18,847,702
Wolseley PLC (a)	500,700	12,098,610

		67,037,885

Transportation Infrastructure - 0.3%
Intoll Group	4,862,100	4,981,379

		189,293,001

Consumer Discretionary - 9.8%
Auto Components - 0.1%
NGK Spark Plug Co., Ltd.	176,000	2,397,452

Automobiles - 2.8%
Bayerische Motoren Werke AG (a)	521,000	24,035,370

2 •

Nissan Motor Co., Ltd. (a)	3,160,100	27,137,417

		51,172,787

Hotels, Restaurants & Leisure - 1.1%
Thomas Cook Group PLC	2,017,000	8,262,725
TUI Travel PLC	2,775,200	12,713,878

		20,976,603

Household Durables - 1.5%
Sharp Corp.	1,114,000	13,950,362
Sony Corp.	349,800	13,403,069

		27,353,431

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	653,500	6,373,421

Media - 1.9%
Lagardere SCA (a)	408,000	16,492,286
Vivendi SA	674,510	18,036,769

		34,529,055

Multiline Retail - 0.6%
Marks & Spencer Group PLC	2,144,500	12,052,302

Specialty Retail - 1.1%
Esprit Holdings Ltd.	2,515,300	19,839,573

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	2,159,000	7,518,083

		182,212,707

Information Technology - 9.2%
Communications Equipment - 2.1%
Nokia Oyj	2,490,400	38,810,689

Computers & Peripherals - 1.3%
Compal Electronics, Inc. (GDR) (b)	709,137	4,638,962
Toshiba Corp. (a)	3,702,000	19,160,899

		23,799,861

Electronic Equipment, Instruments & Components - 1.6%
AU Optronics Corp.	7,964,990	9,021,734
Hitachi High-Technologies Corp.	152,000	3,490,567
Murata Manufacturing Co., Ltd.	321,800	18,312,625

		30,824,926

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	589,500	6,894,999

Semiconductors & Semiconductor Equipment - 3.8%
Elpida Memory, Inc. (a)	379,000	7,479,316
Hynix Semiconductor, Inc. (a)	1,103,400	26,039,845
Samsung Electronics Co., Ltd.	38,080	27,531,623
Samsung Electronics Co., Ltd. (Preference Shares)	18,900	8,990,470

		70,041,254

Software - 0.0%
Konami Corp.	24,000	463,176

		170,834,905

3 •

Materials - 8.5%
Chemicals - 0.8%
Air Water, Inc.	14,000	160,395
Koninklijke DSM NV	309,400	13,783,683

		13,944,078

Metals & Mining - 7.7%
BHP Billiton Ltd.	292,400	11,728,669
Hindalco Industries Ltd.	5,298,200	21,363,197
JFE Holdings, Inc.	294,000	11,861,922
Kazakhmys PLC (a)	404,800	9,357,364
Mitsubishi Materials Corp. (a)	2,042,000	5,881,954
MMC Norilsk Nickel (ADR) (a)	321,804	5,924,411
Rio Tinto PLC	509,700	30,132,814
Tata Steel Ltd.	1,454,400	20,461,138
Xstrata PLC (a)	1,423,210	26,936,112

		143,647,581

		157,591,659

Health Care - 6.3%
Pharmaceuticals - 6.3%
AstraZeneca PLC	516,600	23,032,992
Bayer AG (a)	442,600	29,906,374
Novartis AG	458,330	24,792,862
Sanofi-Aventis SA	520,527	38,846,070

		116,578,298

Utilities - 4.0%
Electric Utilities - 3.2%
E.ON AG	800,200	29,583,882
EDF SA	317,800	17,324,342
Tokyo Electric Power Co., Inc. (The)	438,700	11,700,783

		58,609,007

Gas Utilities - 0.3%
Tokyo Gas Co., Ltd.	1,380,000	6,086,906

Multi-Utilities - 0.5%
RWE AG	105,380	9,348,481

		74,044,394

Consumer Staples - 3.7%
Beverages - 1.5%
Asahi Breweries Ltd.	403,000	7,562,073
Carlsberg A/S	236,250	19,806,084

		27,368,157

Food & Staples Retailing - 1.4%
Aeon Co., Ltd.	1,408,700	16,008,887
Casino Guichard Perrachon SA	94,800	8,011,991
Koninklijke Ahold NV	105,280	1,403,923

		25,424,801

Food Products - 0.1%
Nutreco Holding NV	36,500	2,298,908

Tobacco - 0.7%
Japan Tobacco, Inc.	3,579	13,324,047

		68,415,913

Total Common Stocks (cost $1,662,343,099)		1,807,529,066

4 •

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 1.1%
Time Deposit – 1.1%
State Street Time Deposit 0.01%, 4/01/10 (cost $19,942,000)	$19,942	$19,942,000

Total Investments – 98.4% (cost $1,682,285,099)(c)		1,827,471,066
Other assets less liabilities – 1.6%		29,709,164

Net Assets – 100.0%		$1,857,180,230

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX INDEX	86	June 2010	$8,445,202	$8,991,871	$546,669

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/15/10	38,974	$34,085,491	$35,729,572	$1,644,081
Australian Dollar settling 4/15/10	93,026	85,611,828	85,281,962	(329,866)
Japanese Yen settling 4/15/10	896,069	10,012,951	9,585,165	(427,786)
Japanese Yen settling 4/15/10	6,689,533	74,750,902	71,557,299	(3,193,603)
New Zealand Dollar settling 4/15/10	20,506	14,433,148	14,557,687	124,539
New Zealand Dollar settling 4/15/10	104,533	76,854,752	74,210,409	(2,644,343)
Norwegian Krone settling 4/15/10	471,710	83,599,468	79,340,686	(4,258,782)
Norwegian Krone settling 7/15/10	51,207	8,616,355	8,574,635	(41,720)
Swedish Krona settling 4/15/10	78,244	10,823,492	10,836,421	12,929
Swedish Krona settling 4/15/10	51,599	7,076,111	7,146,216	70,105
Swedish Krona settling 4/15/10	524,945	74,799,800	72,702,381	(2,097,419)
Swiss Franc settling 4/15/10	5,004	4,847,240	4,746,191	(101,049)
Swiss Franc settling 4/15/10	2,731	2,645,446	2,590,297	(55,149)
Swiss Franc settling 7/15/10	37,189	34,579,300	35,299,994	720,694
Sale Contracts:
Australian Dollar settling 4/15/10	20,198	17,538,933	18,516,598	(977,665)
British Pound settling 7/15/10	20,395	30,644,915	30,930,724	(285,809)
British Pound settling 4/15/10	5,336	8,598,751	8,096,927	501,824
Canadian Dollar settling 4/15/10	5,848	5,465,114	5,757,864	(292,750)
Canadian Dollar settling 4/15/10	4,493	4,301,086	4,423,749	(122,663)
Canadian Dollar settling 4/15/10	4,987	4,821,852	4,910,135	(88,283)
Canadian Dollar settling 4/15/10	46,384	44,934,851	45,669,079	(734,228)
Euro settling 4/15/10	40,580	55,781,673	54,809,883	971,790
Euro settling 4/15/10	3,185	4,738,452	4,301,860	436,592
Euro settling 4/15/10	57,495	82,390,335	77,656,339	4,733,996
Euro settling 4/15/10	97,517	141,453,284	131,712,552	9,740,732
Japanese Yen settling 4/15/10	379,661	4,241,549	4,061,198	180,351
Japanese Yen settling 4/15/10	6,309,872	68,320,452	67,496,102	824,350
New Zealand Dollar settling 4/15/10	8,031	5,648,122	5,701,394	(53,272)

5 •

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 4/15/10	12,883	$8,911,944	$9,145,941	$(233,997)
Swedish Krona settling 4/15/10	39,395	5,505,001	5,456,020	48,981
Swiss Franc settling 4/15/10	5,004	4,802,073	4,746,192	55,881

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $12,551,865 or 0.7% of net assets.
(c)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $251,318,474 and gross unrealized depreciation of investments was $(106,132,507), resulting in net unrealized appreciation of $145,185,967.

An amount of U.S. $277,419 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown*

March 31, 2010 (unaudited)

Summary

19.7%	Japan
16.8%	United Kingdom
12.6%	France
9.6%	Germany
5.3%	South Korea
4.7%	Netherlands
3.9%	Canada
3.6%	Italy
3.2%	Australia
2.6%	Spain
2.3%	India
2.1%	Finland
2.1%	Denmark
10.4%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Brazil, Hong Kong, Israel, Kazakhstan, New Zealand, Russia, South Africa, Switzerland, Taiwan and Turkey.

6 •

AllianceBernstein Variable Products Series Fund

International Value Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$37,977,974	$413,737,172	$—	$451,715,146
Energy	45,916,667	153,829,126	—	199,745,793
Telecommunication Services	12,741,273	184,355,977	—	197,097,250
Industrials	12,460,613	176,832,388	—	189,293,001
Consumer Discretionary	7,518,083	174,694,624	—	182,212,707
Information Technology	—	170,834,905	—	170,834,905
Materials	—	157,591,659	—	157,591,659
Health Care	—	116,578,298	—	116,578,298
Utilities	—	74,044,394	—	74,044,394
Consumer Staples	—	68,415,913	—	68,415,913
Short-Term Investments	—	19,942,000	—	19,942,000

Total Investments in Securities	116,614,610	1,710,856,456+	—	1,827,471,066
Other Financial Instruments* :
Assets	546,669	20,066,846	—	20,613,515
Liabilities	—	(15,938,384)	—	(15,938,384)

Total	$117,161,279	$1,714,984,918	$—	$1,832,146,197

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

1 •

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Technology - 31.2%
Communications Technology - 2.7%
Cisco Systems, Inc. (a)	344,400	$8,964,732
QUALCOMM, Inc.	75,800	3,182,842

		12,147,574

Computer Services Software & Systems - 8.3%
Google, Inc.-Class A (a)	46,680	26,468,027
Microsoft Corp.	348,700	10,206,449

		36,674,476

Computer Technology - 13.7%
Apple, Inc. (a)	137,390	32,277,033
EMC Corp. (a)	541,200	9,763,248
Hewlett-Packard Co.	298,150	15,846,672
Research In Motion Ltd. (a)	39,300	2,906,235

		60,793,188

Production Technology Equipment - 1.2%
KLA-Tencor Corp.	175,400	5,423,368

Semiconductors & Component - 5.3%
Broadcom Corp.-Class A	161,700	5,365,206
Intel Corp.	816,500	18,175,290

		23,540,496

		138,579,102

Health Care - 16.7%
Biotechnology - 2.3%
Baxter International, Inc.	118,800	6,914,160
Celgene Corp. (a)	54,800	3,395,408

		10,309,568

Health Care Services - 0.7%
Express Scripts, Inc.-Class A (a)	12,300	1,251,648
Medco Health Solutions, Inc. (a)	26,100	1,685,016

		2,936,664

Medical Services - 6.6%
Alcon, Inc.	140,900	22,763,804
Covidien PLC	127,100	6,390,588

		29,154,392

Pharmaceuticals - 7.1%
Gilead Sciences, Inc. (a)	403,900	18,369,372
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	156,900	9,897,252
Vertex Pharmaceuticals, Inc. (a)	85,000	3,473,950

		31,740,574

		74,141,198

Financial Services - 16.5%
Asset Management & Custodian - 1.2%
Franklin Resources, Inc.	50,200	5,567,180

Banks: Diversified - 1.6%
Bank of America Corp.	398,700	7,116,795

Diversified Financial Services - 12.6%
Blackstone Group LP (The)	527,700	7,387,800
Credit Suisse Group AG (Sponsored ADR)	45,200	2,322,376
Goldman Sachs Group, Inc. (The)	134,800	23,000,924
JPMorgan Chase & Co.	514,450	23,021,637

		55,732,737

Insurance: Life - 0.3%
Principal Financial Group, Inc.	48,400	1,413,764

Securities Brokerage & Services - 0.8%
CME Group, Inc.-Class A	10,680	3,376,055

		73,206,531

Consumer Discretionary - 11.4%
Auto Parts - 1.6%
Johnson Controls, Inc.	220,700	7,280,893

Automobiles - 1.2%
Ford Motor Co. (a)	435,700	5,476,749

Cable Television Services - 1.0%
Comcast Corp.-Class A	228,000	4,290,960

Diversified Retail - 6.2%
Costco Wholesale Corp.	147,000	8,777,370
Kohl’s Corp. (a)	184,000	10,079,520
Target Corp.	149,150	7,845,290
Wal-Mart Stores, Inc.	12,000	667,200

		27,369,380

Entertainment - 0.5%
Walt Disney Co. (The)	63,000	2,199,330

Hotel/Motel - 0.5%
Hyatt Hotels Corp. (a)	59,600	2,322,016

Specialty Retail - 0.4%
Home Depot, Inc.	54,500	1,763,075

		50,702,403

Producer Durables - 9.0%
Aerospace - 0.5%
Goodrich Corp.	29,700	2,094,444

Air Transport - 0.3%
FedEx Corp.	15,900	1,485,060

Diversified Manufacturing Operations - 6.5%
Danaher Corp.	133,000	10,628,030
Dover Corp.	122,900	5,745,575
Illinois Tool Works, Inc.	261,100	12,365,696

		28,739,301

Scientific Instruments: Electrical - 1.7%
Cooper Industries PLC	156,300	7,493,022

		39,811,827

Energy - 8.8%
Alternative Energy - 0.8%
Suncor Energy, Inc. (New York)	104,100	3,387,414

Energy Equipment - 0.5%
Vestas Wind Systems A/S (ADR) (a)	131,900	2,382,114

Oil Well Equipment & Services - 5.3%
Cameron International Corp. (a)	134,800	5,777,528
Schlumberger Ltd.	280,740	17,815,761

		23,593,289

Oil: Crude Producers - 2.2%
EOG Resources, Inc.	12,500	1,161,750
Noble Energy, Inc.	100,600	7,343,800
Occidental Petroleum Corp.	13,600	1,149,744

		9,655,294

		39,018,111

Materials & Processing - 3.4%
Chemicals: Diversified - 0.9%
Dow Chemical Co. (The)	141,000	4,169,370

Chemicals: Specialty - 0.2%
Air Products & Chemicals, Inc.	8,950	661,852

Copper - 1.1%
Freeport-McMoRan Copper & Gold, Inc. (a)	59,735	4,990,262

Metals & Minerals: Diversified - 0.2%
Vale SA (Sponsored ADR)-Class B	25,900	833,721

Steel - 1.0%
ArcelorMittal (New York)	96,900	4,254,879

		14,910,084

Consumer Staples - 2.8%
Beverage: Soft Drinks - 2.2%
PepsiCo, Inc.	145,800	9,646,128

Drug & Grocery Store Chains - 0.6%
CVS Caremark Corp.	80,400	2,939,424

		12,585,552

Total Common Stocks (cost $338,744,260)		442,954,808

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,512,420)	1,512	1,512,420

Total Investments - 100.1% (cost $340,256,680) (b)	444,467,228
Other assets less liabilities - (0.1)%	(527,388)

Net Assets - 100.0%	$443,939,840

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,050,313 and gross unrealized depreciation of investments was $(1,839,765), resulting in net unrealized appreciation of $104,210,548.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$442,954,808	$—	$—	$442,954,808
Short-Term Investments	—	1,512,420	—	1,512,420

Total Investments in Securities	442,954,808	1,512,420	—	444,467,228
Other Financial Instruments*	—	—	—	—

Total	$442,954,808	$1,512,420	$—	$444,467,228

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.7%
Municipal Obligations - 28.5%
Connecticut Hlth & Ed Fac Auth
(Yale Univ)
Series 2001A
7/01/36 (a)	0.27%	$2,000	$2,000,000
Dallas Forth Worth TX Intl Arpt
(United Parcel Service)
5/01/32 (a)	0.29%	2,000	2,000,000
Houston TX Hgr Ed Fin Corp.
(Rice University)
Series 2008 A
5/15/48 (a)	0.36%	1,200	1,200,000
Jackson Cnty MS PCR
(Chevron Corporation)
6/01/23 (a)	0.28%	2,400	2,400,000
Loudoun Cnty VA IDA
(Howard Hughes Med)
2/15/38 (a)	0.26%	2,300	2,300,000
Massachusetts Dev Fin Agy
(Smith College)
7/01/24 (a)	0.26%	1,300	1,300,000
Massachusetts Hlth & Ed Facs Auth
(Harvard Univ)
Series 99R
11/01/49 (a)	0.27%	2,000	2,000,000
Rhode Island Indl Fac Corp.
(Exxon Mobil Corporation)
2/01/25 (a)	0.34%	1,000	1,000,000
Valdez AK Marine Terminal
(BP Amoco)
7/01/37 (a)	0.32%	2,300	2,300,000

			16,500,000

U.S. Government & Government Sponsored Agency Obligations - 28.0%
Bank of America Corp. - FDIC Insured
9/13/10 (b)	0.29%	1,300	1,300,000
7/29/10 (b)	0.30%	1,200	1,200,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (b)	0.35%	2,200	2,200,000

Federal Farm Credit Bank
7/08/10 (b)	0.13%	2,000	2,000,095
Federal Home Loan Bank
7/20/11 (b)	0.15%	500	499,574
7/27/10 (b)	0.18%	1,000	999,956
7/28/10 (b)	0.20%	1,000	1,000,000
Federal Home Loan Mortgage Corp.
7/12/10 (b)	0.15%	1,000	999,941
7/14/10 (b)	0.15%	1,000	1,000,000
9/03/10 (b)	0.23%	1,000	1,000,000
8/24/10 (b)	0.23%	1,000	1,000,000
Federal National Mortgage Association
8/11/11 (b)	0.14%	500	499,691
7/13/10 (b)	0.14%	1,000	1,000,000
8/05/10 (b)	0.20%	1,000	999,867
9/19/11 (b)	0.20%	500	499,707

			16,198,831

Certificate of Deposit - 19.3%
Bank of Nova Scotia
8/23/10	0.29%	1,200	1,200,048
Barclays Bank PLC NY
10/01/10 (b)	0.48%	2,000	2,000,000
DNB NOR Bank ASA NY
6/25/10	1.13%	750	751,464
Rabobank Nederland NV NY
6/16/10	0.29%	1,200	1,200,000
9/20/10	0.32%	1,000	1,000,000
Royal Bank of Canada NY
12/09/10 (b)	0.23%	1,600	1,600,000
3/10/11 (b)	0.23%	400	400,000
Societe Generale NY
7/20/10	0.29%	800	799,975
Toronto Dominion Bank NY
2/04/11 (b)	0.23%	900	900,000
Westpac Banking Corp. NY
12/01/10 (b)	0.26%	1,300	1,300,000

			11,151,487

Commercial Paper - 14.2%
Banco Santander Central Hispano SA
10/12/10	0.52%	1,700	1,695,236
CBA (Delaware) Finance
4/12/10	0.22%	2,200	2,199,852
HSBC USA, Inc.
5/03/10	0.24%	1,900	1,899,595
Straight-A Funding LLC
4/05/10 (c)	0.14%	700	699,989
4/19/10 (c)	0.16%	700	699,944
6/02/10 (c)	0.20%	1,000	999,656

			8,194,272

Corporates - Investment Grades - 5.6%
JPMorgan Chase & Co.
5/07/10 (b)	0.28%	1,250	1,250,067
5/07/10 (b)	0.29%	476	476,034
Pfizer, Inc.
3/15/11 (b)	2.21%	600	611,308
Wells Fargo & Co.
8/20/10 (b)	0.47%	900	900,638

			3,238,047

Repurchase Agreements - 3.1%
Mizuho Securities USA Zero Coupon, 03/31/10 due 4/01/10 in the amount of $1,800,000 (collateralized by $1,738,000 U.S. Treasury Note, 3.375%, due 7/31/13, value $1,836,094)		1,800	1,800,000

Governments - Sovereign Agencies - 1.0%
Kreditanstalt Fuer Wiederaufba
6/15/10	4.25%	600	604,890

Total Investments - 99.7% (cost $57,687,527) (d)			57,687,527
Other assets less liabilities - 0.3%			161,019

Net Assets - 100.0%			$57,848,546

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $2,399,589 or 4.1% of net assets.
(d)	As of March 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	-	Federal Deposit Insurance Corporation
IDA	-	Industrial Development Authority/Agency
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$16,500,000	$—	$16,500,000
U.S. Government & Government Sponsored Agency Obligations	—	16,198,831	—	16,198,831
Certificates of Deposit	—	11,151,487	—	11,151,487
Commercial Paper	—	8,194,272	—	8,194,272
Corporates - Investment Grades	—	3,842,937	—	3,842,937
Repurchase Agreements	—	1,800,000	—	1,800,000

Total Investments in Securities	—	57,687,527	—	57,687,527
Other Financial Instruments*	—	—	—	—

Total	$—	$57,687,527	$—	$57,687,527

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

1 •

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Equity:Other - 32.8%
Diversified/Specialty - 22.5%
Alexandria Real Estate Equities, Inc.	25,000	$1,690,000
American Campus Communities, Inc.	37,600	1,040,016
BioMed Realty Trust, Inc.	63,700	1,053,598
CB Richard Ellis Group, Inc.—Class A (a)	89,500	1,418,575
Crown Castle International Corp. (a)	24,900	951,927
Digital Realty Trust, Inc.	48,700	2,639,540
DuPont Fabros Technology, Inc.	27,000	582,930
Entertainment Properties Trust	50,500	2,077,065
Forest City Enterprises, Inc. (a)	88,000	1,268,080
Jones Lang LaSalle, Inc.	16,400	1,195,396
Rayonier, Inc.	18,823	855,129
Vornado Realty Trust	46,130	3,492,041

		18,264,297

Health Care - 10.3%
HCP, Inc.	47,950	1,582,350
Health Care REIT, Inc.	57,800	2,614,294
Omega Healthcare Investors, Inc.	66,800	1,301,932
Ventas, Inc.	59,465	2,823,398

		8,321,974

		26,586,271

Residential - 20.0%
Multi-Family - 12.4%
BRE Properties, Inc.	31,300	1,118,975
Camden Property Trust	18,200	757,666
Equity Residential	88,400	3,460,860
Essex Property Trust, Inc.	11,300	1,016,435
Mid-America Apartment Communities, Inc.	17,410	901,664
NVR, Inc. (a)	1,300	944,450
UDR, Inc.	102,900	1,815,156

		10,015,206

Self Storage - 7.2%
Extra Space Storage, Inc.	103,900	1,317,452
Public Storage	48,850	4,493,711

		5,811,163

Student Housing - 0.4%
Education Realty Trust, Inc.	64,700	371,378

		16,197,747

Retail - 17.0%
Regional Mall - 12.0%
CBL & Associates Properties, Inc.	75,650	1,036,405
Macerich Co. (The)	15,815	605,873
Simon Property Group, Inc.	96,711	8,114,053

		9,756,331

Shopping Center/Other Retail - 5.0%
Kimco Realty Corp.	91,400	1,429,496
Tanger Factory Outlet Centers	26,000	1,122,160
Weingarten Realty Investors	69,000	1,487,640

		4,039,296

		13,795,627

Office - 12.8%
Office - 12.8%
Boston Properties, Inc.	30,900	2,331,096

Brandywine Realty Trust	62,700	765,567
Brookfield Properties Corp.	85,750	1,317,120
Corporate Office Properties Trust	49,300	1,978,409
Douglas Emmett, Inc.	60,800	934,496
Duke Realty Corp.	126,800	1,572,320
HRPT Properties Trust	94,300	733,654
Kilroy Realty Corp.	24,700	761,748

		10,394,410

Lodging - 10.6%
Lodging - 10.6%
DiamondRock Hospitality Co. (a)	104,755	1,059,073
Hersha Hospitality Trust	82,400	426,832
Hospitality Properties Trust	32,800	785,560
Host Hotels & Resorts, Inc.	179,757	2,633,440
Hyatt Hotels Corp. (a)	28,400	1,106,464
LaSalle Hotel Properties	17,700	412,410
Sunstone Hotel Investors, Inc. (a)	88,132	984,435
Wyndham Worldwide Corp.	44,900	1,155,277

		8,563,491

Industrials - 3.9%
Industrial Warehouse Distribution - 3.9%
First Potomac Realty Trust	29,300	440,379
ProLogis	202,950	2,678,940

		3,119,319

Total Common Stocks (cost $61,652,322)		78,656,865

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.0%
Time Deposit - 7.0%
State Street Time Deposit 0.01%, 4/01/10 (cost $5,632,843)	5,633	5,632,843

Total Investments - 104.1% (cost $67,285,165) (b)		84,289,708
Other assets less liabilities - (4.1)%		(3,289,158)

Net Assets - 100.0%		$81,000,550

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,368,890 and gross unrealized depreciation of investments was $(364,347), resulting in net unrealized appreciation of $17,004,543.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$78,656,865	$—	$—	$78,656,865
Short-Term Investments	—	5,632,843	—	5,632,843

Total Investments in Securities	78,656,865	5,632,843	—	84,289,708
Other Financial Instruments*	—	—	—	—

Total	$78,656,865	$5,632,843	$—	$84,289,708

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 101.5%
Information Technology - 28.8%
Communications Equipment - 7.0%
Aruba Networks, Inc. (a)	34,430	$470,314
Blue Coat Systems, Inc. (a)	19,620	609,005
F5 Networks, Inc. (a)	7,520	462,555
Finisar Corp. (a)	27,325	429,276
Netgear, Inc. (a)	17,770	463,797
Riverbed Technology, Inc. (a)	15,520	440,768

		2,875,715

Computers & Peripherals - 0.7%
Xyratex Ltd. (a)	18,450	312,358

Internet Software & Services - 3.4%
Ancestry.com, Inc. (a)	11,530	195,434
DealerTrack Holdings, Inc. (a)	25,030	427,512
Knot, Inc. (The) (a)	27,000	211,140
VistaPrint NV (a)	10,205	584,236

		1,418,322

IT Services - 2.1%
Cybersource Corp. (a)	30,110	531,140
Global Cash Access Holdings, Inc. (a)	39,440	322,225

		853,365

Semiconductors & Semiconductor Equipment - 6.8%
Atheros Communications, Inc. (a)	7,760	300,390
Fairchild Semiconductor International, Inc. (a)	36,260	386,169
Hittite Microwave Corp. (a)	7,080	311,308
MaxLinear, Inc. (a)	6,500	115,375
Mellanox Technologies Ltd. (a)	19,400	457,258
ON Semiconductor Corp. (a)	45,160	361,280
Skyworks Solutions, Inc. (a)	26,910	419,796
Teradyne, Inc. (a)	38,880	434,289

		2,785,865

Software - 8.8%
AsiaInfo Holdings, Inc. (a)	8,900	235,672
Concur Technologies, Inc. (a)	7,150	293,222
Informatica Corp. (a)	19,800	531,828
MICROS Systems, Inc. (a)	14,000	460,320
SolarWinds, Inc. (a)	20,650	447,279
SuccessFactors, Inc. (a)	20,430	388,987
Taleo Corp. (a)	11,800	305,738
TIBCO Software, Inc. (a)	57,870	624,417
VanceInfo Technologies, Inc. (ADR) (a)	15,200	338,808

		3,626,271

		11,871,896

Health Care - 23.7%
Biotechnology - 7.3%
Alexion Pharmaceuticals, Inc. (a)	7,620	414,299
Human Genome Sciences, Inc. (a)	21,910	661,682

Incyte Corp. Ltd. (a)	13,360	186,506
InterMune, Inc. (a)	4,430	197,445
Ironwood Pharmaceuticals, Inc. (a)	9,830	132,902
Onyx Pharmaceuticals, Inc. (a)	8,920	270,097
OSI Pharmaceuticals, Inc. (a)	1,740	103,617
Pharmasset, Inc. (a)	5,000	134,000
Protalix BioTherapeutics, Inc. (a)	19,920	130,675
Regeneron Pharmaceuticals, Inc. (a)	10,140	268,609
Seattle Genetics, Inc. (a)	10,840	129,430
United Therapeutics Corp. (a)	6,740	372,924

		3,002,186

Health Care Equipment & Supplies - 4.5%
Align Technology, Inc. (a)	9,800	189,532
Masimo Corp.	11,210	297,626
NuVasive, Inc. (a)	6,350	287,020
ResMed, Inc. (a)	8,120	516,838
Sirona Dental Systems, Inc. (a)	2,200	83,666
Volcano Corp. (a)	20,520	495,763

		1,870,445

Health Care Providers & Services - 5.7%
Emergency Medical Services Corp. (a)	9,300	525,915
HMS Holdings Corp. (a)	10,290	524,687
IPC The Hospitalist Co., Inc. (a)	13,460	472,581
LHC Group, Inc. (a)	11,770	394,648
Magellan Health Services, Inc. (a)	9,680	420,886

		2,338,717

Health Care Technology - 1.3%
MedAssets, Inc. (a)	17,260	362,460
SXC Health Solutions Corp. (a)	2,300	154,744

		517,204

Life Sciences Tools & Services - 1.1%
QIAGEN NV (a)	20,360	468,076

Pharmaceuticals - 3.8%
Cumberland Pharmaceuticals, Inc. (a)	20,350	214,285
Impax Laboratories, Inc. (a)	23,610	422,147
MAP Pharmaceuticals, Inc. (a)	7,900	125,531
Medicis Pharmaceutical Corp.	16,010	402,812
Nektar Therapeutics (a)	11,070	168,375
Salix Pharmaceuticals Ltd. (a)	5,980	222,755

		1,555,905

		9,752,533

Consumer Discretionary - 18.7%
Distributors - 1.3%
LKQ Corp. (a)	24,960	506,688

Diversified Consumer Services - 2.3%
K12, Inc. (a)	17,220	382,456

Strayer Education, Inc.	2,350	572,272

		954,728

Hotels, Restaurants & Leisure - 4.1%
Great Wolf Resorts, Inc. (a)	69,330	220,469
Orient-Express Hotels Ltd. - Class A (a)	37,180	527,213
Panera Bread Co. - Class A (a)	5,420	414,576
Texas Roadhouse, Inc. - Class A (a)	38,500	534,765

		1,697,023

Household Durables - 1.6%
Tempur-Pedic International, Inc. (a)	21,940	661,710

Internet & Catalog Retail - 1.3%
NetFlix, Inc. (a)	7,140	526,504

Media - 2.5%
Lamar Advertising Co. (a)	14,560	500,136
National CineMedia, Inc.	30,210	521,425

		1,021,561

Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	4,280	253,462

Specialty Retail - 3.9%
Dick’s Sporting Goods, Inc. (a)	19,530	509,928
J Crew Group, Inc. (a)	9,130	419,067
Kirkland’s, Inc. (a)	17,190	360,990
Tractor Supply Co.	5,400	313,470

		1,603,455

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc. (a)	15,270	460,390

		7,685,521

Industrials - 16.1%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	32,000	462,080

Building Products - 0.8%
Simpson Manufacturing Co., Inc.	11,900	330,344

Commercial Services & Supplies - 0.8%
Interface, Inc.	28,100	325,398

Electrical Equipment - 2.5%
AMETEK, Inc.	10,500	435,330
Baldor Electric Co.	15,600	583,440

		1,018,770

Machinery - 6.7%
Actuant Corp. - Class A	22,330	436,552
Bucyrus International, Inc. - Class A	10,960	723,250
IDEX Corp.	12,825	424,508
Lincoln Electric Holdings, Inc.	7,930	430,837
RBC Bearings, Inc. (a)	11,130	354,713
Valmont Industries, Inc.	4,510	373,563

		2,743,423

Marine - 0.8%
Kirby Corp. (a)	8,910	339,917

Professional Services - 1.0%
TrueBlue, Inc. (a)	27,410	424,855

Road & Rail - 2.4%
Genesee & Wyoming, Inc. - Class A (a)	9,850	336,082
Knight Transportation, Inc.	18,580	391,852
RailAmerica, Inc. (a)	21,880	258,184

		986,118

		6,630,905

Financials - 4.7%
Capital Markets - 4.2%
Affiliated Managers Group, Inc. (a)	5,690	449,510
Greenhill & Co., Inc.	5,250	430,973
KBW, Inc. (a)	16,200	435,780
Stifel Financial Corp. (a)	7,480	402,050

		1,718,313

Commercial Banks - 0.5%
Iberiabank Corp.	3,500	210,035

		1,928,348

Energy - 4.5%
Energy Equipment & Services - 3.0%
Complete Production Services, Inc. (a)	31,080	358,974
Dril-Quip, Inc. (a)	3,790	230,584
Oceaneering International, Inc. (a)	5,260	333,957
Superior Energy Services, Inc. (a)	14,370	302,057

		1,225,572

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	7,490	275,632
Concho Resources, Inc. (a)	6,950	350,002

		625,634

		1,851,206

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.1%
tw telecom, Inc. (a)	24,360	442,134

Wireless Telecommunication Services - 1.0%
SBA Communications Corp. - Class A (a)	11,320	408,312

		850,446

Materials - 1.9%
Chemicals - 1.9%
Calgon Carbon Corp. (a)	19,900	340,688
Solutia, Inc. (a)	26,420	425,626

		766,314

Consumer Staples - 1.0%
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	4,470	432,785

Total Common Stocks (cost $31,792,052)		41,769,954

WARRANTS - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Lantronix, Inc., expiring 2/09/11 (a) (cost $0)	2,486	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit 0.01%, 4/01/10 (cost $585,318)	$585	585,318

Total Investments - 102.9% (cost $32,377,370) (b)		42,355,272
Other assets less liabilities - (2.9)%		(1,181,238)

Net Assets - 100.0%		$41,174,034

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,488,112 and gross unrealized depreciation of investments was $(510,210), resulting in net unrealized appreciation of $9,977,902.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$41,769,954	$—	$—	$41,769,954
Warrants**	—	—	—	—
Short-Term Investments	—	585,318	—	585,318

Total Investments in Securities	41,769,954	585,318	—	42,355,272
Other Financial Instruments*	—	—	—	—

Total	$41,769,954	$585,318	$—	$42,355,272

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The Portfolio held a level 3 security with zero market value at period end.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Financials - 20.1%
Commercial Banks - 6.9%
Associated Banc-Corp	372,800	$5,144,640
City National Corp.	57,900	3,124,863
Comerica, Inc.	149,600	5,690,784
Marshall & Ilsley Corp.	385,500	3,103,275
Susquehanna Bancshares, Inc.	490,400	4,810,824
Umpqua Holdings Corp.	99,740	1,322,552
Umpqua Holdings Corp. (ADR)	108,800	1,432,896
Webster Financial Corp.	198,100	3,464,769
Whitney Holding Corp.	342,500	4,723,075

		32,817,678

Insurance - 5.6%
Arch Capital Group Ltd. (a)	33,800	2,577,250
Aspen Insurance Holdings Ltd.	134,600	3,881,864
Endurance Specialty Holdings Ltd.	110,800	4,116,220
Fidelity National Financial, Inc.-Class A	205,800	3,049,956
Reinsurance Group of America, Inc.-Class A	112,100	5,887,492
StanCorp Financial Group, Inc.	58,500	2,786,355
Unum Group	178,400	4,418,968

		26,718,105

Real Estate Investment Trusts (REITs) - 3.5%
Brandywine Realty Trust	260,500	3,180,705
CBL & Associates Properties, Inc.	257,500	3,527,750
Digital Realty Trust, Inc.	51,400	2,785,880
Sunstone Hotel Investors, Inc. (a)	323,130	3,609,362
Tanger Factory Outlet Centers	89,500	3,862,820

		16,966,517

Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc.-Class A (a)	205,100	3,250,835
Jones Lang LaSalle, Inc.	49,600	3,615,344

		6,866,179

Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	194,200	2,815,900
First Niagara Financial Group, Inc.	363,700	5,171,814
Washington Federal, Inc.	239,900	4,874,768

		12,862,482

		96,230,961

Consumer Discretionary - 18.6%
Auto Components - 3.5%
Dana Holding Corp. (a)	422,400	5,018,112
Federal Mogul Corp. (a)	310,400	5,698,944
TRW Automotive Holdings Corp. (a)	206,500	5,901,770

		16,618,826

Hotels, Restaurants & Leisure - 3.8%
Boyd Gaming Corp. (a)	277,400	2,740,712
Darden Restaurants, Inc.	107,100	4,770,234
Royal Caribbean Cruises Ltd. (a)	182,200	6,010,778
Wyndham Worldwide Corp.	176,400	4,538,772

		18,060,496

Household Durables - 1.7%
NVR, Inc. (a)	3,700	2,688,050

Pulte Homes, Inc. (a)	205,400	2,310,750
Whirlpool Corp.	38,200	3,332,950

		8, 331,750

Leisure Equipment & Products - 0.6%
Callaway Golf Co.	344,900	3,042,018

Media - 0.6%
CBS Corp.-Class B	190,200	2,651,388

Multiline Retail - 0.5%
JC Penney Co., Inc.	77,300	2,486,741

Specialty Retail - 6.7%
AnnTaylor Stores Corp. (a)	232,100	4,804,470
Dress Barn, Inc. (a)	173,300	4,533,528
Foot Locker, Inc.	380,800	5,727,232
Limited Brands, Inc.	112,300	2,764,826
Men’s Wearhouse, Inc.	218,200	5,223,708
Office Depot, Inc. (a)	549,600	4,385,808
Signet Jewelers Ltd. (a)	144,600	4,676,364

		32,115,936

Textiles, Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc.	295,600	5,622,312

		88,929,467

Information Technology - 11.6%
Communications Equipment - 0.9%
CommScope, Inc. (a)	143,400	4,018,068

Computers & Peripherals - 1.2%
NCR Corp. (a)	226,000	3,118,800
Western Digital Corp. (a)	67,500	2,631,825

		5,750,625

Electronic Equipment, Instruments & Components - 5.1%
Anixter International, Inc. (a)	108,900	5,101,965
Arrow Electronics, Inc. (a)	119,500	3,600,535
AU Optronics Corp. (Sponsored ADR)	314,942	3,568,293
Avnet, Inc. (a)	129,100	3,873,000
Flextronics International Ltd. (a)	544,200	4,266,528
Insight Enterprises, Inc. (a)	265,800	3,816,888

		24,227,209

IT Services - 1.6%
Amdocs Ltd. (a)	85,600	2,577,416
Convergys Corp. (a)	426,200	5,225,212

		7,802,628

Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc. (a)	439,400	3,106,558
Lam Research Corp. (a)	100,600	3,754,392
Siliconware Precision Industries Co. (Sponsored ADR)	546,800	3,286,268

Teradyne, Inc. (a)	306,100	3,419,137

		13,566,355

		55,364,885

Industrials - 11.5%
Airlines - 0.6%
Alaska Air Group, Inc. (a)	74,100	3,055,143

Building Products - 0.6%
Masco Corp.	186,900	2,900,688

Electrical Equipment - 3.5%
AO Smith Corp.	87,200	4,584,104
EnerSys (a)	161,400	3,980,124
General Cable Corp. (a)	100,700	2,718,900
Thomas & Betts Corp. (a)	136,650	5,362,146

		16,645,274

Machinery - 2.8%
Briggs & Stratton Corp.	150,500	2,934,750
Mueller Industries, Inc.	185,300	4,964,187
Terex Corp. (a)	243,100	5,520,801

		13,419,738

Professional Services - 0.9%
Kelly Services, Inc.-Class A (a)	258,200	4,301,612

Road & Rail - 1.9%
Con-way, Inc.	125,800	4,418,096
Hertz Global Holdings, Inc. (a)	439,600	4,391,604

		8,809,700

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	163,300	5,668,143

		54,800,298

Energy - 8.4%
Energy Equipment & Services - 4.0%
Helix Energy Solutions Group, Inc. (a)	441,900	5,757,957
Helmerich & Payne, Inc.	84,300	3,210,144
Oil States International, Inc. (a)	90,300	4,094,202
Rowan Cos., Inc. (a)	216,500	6,302,315

		19,364,618

Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	94,275	5,598,050
Forest Oil Corp. (a)	184,700	4,768,954
Mariner Energy, Inc. (a)	308,500	4,618,245
Patriot Coal Corp. (a)	150,000	3,069,000
Whiting Petroleum Corp. (a)	35,900	2,902,156

		20,956,405

		40,321,023

Materials - 8.3%
Chemicals - 3.9%
Arch Chemicals, Inc.	126,300	4,343,457
Cytec Industries, Inc.	106,100	4,959,114
Huntsman Corp.	315,400	3,800,570
Rockwood Holdings, Inc. (a)	207,100	5,513,002

		18,616,143

Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	86,700	3,081,318
Sonoco Products Co.	85,200	2,623,308

		5,704,626

Metals & Mining - 3.2%
AK Steel Holding Corp.	99,000	2,263,140
Commercial Metals Co.	313,600	4,722,816
Reliance Steel & Aluminum Co.	100,500	4,947,615
Steel Dynamics, Inc.	195,300	3,411,891

		15,345,462

		39,666,231

Consumer Staples - 6.3%
Beverages - 1.2%
Constellation Brands, Inc.-Class A (a)	349,525	5,746,191

Food & Staples Retailing - 0.6%
SUPERVALU, Inc.	175,200	2,922,336

Food Products - 3.9%
Bunge Ltd.	60,400	3,722,452
Dean Foods Co. (a)	185,300	2,907,357
Del Monte Foods Co.	210,600	3,074,760
Smithfield Foods, Inc. (a)	265,200	5,500,248
Tyson Foods, Inc.-Class A	173,400	3,320,610

		18,525,427

Tobacco - 0.6%
Universal Corp.	50,000	2,634,500

		29,828,454

Utilities - 5.2%
Electric Utilities - 2.7%
Northeast Utilities	104,600	2,891,144
Pepco Holdings, Inc.	302,300	5,184,445
Portland General Electric Co.	259,000	5,001,290

		13,076,879

Independent Power Producers & Energy Traders - 0.0%
RRI Energy, Inc. (a)	19,200	70,848

Multi-Utilities - 2.5%
CMS Energy Corp.	333,900	5,162,094
NiSource, Inc.	233,600	3,690,880
Wisconsin Energy Corp.	60,100	2,969,541

		11,822,515

		24,970,242

Health Care - 4.6%
Health Care Equipment & Supplies - 1.2%
Kinetic Concepts, Inc. (a)	65,100	3,112,431
Teleflex, Inc.	42,900	2,748,603

		5,861,034

Health Care Providers & Services - 3.4%
AMERIGROUP Corp. (a)	106,500	3,540,060
Community Health Systems, Inc. (a)	151,500	5,594,895
LifePoint Hospitals, Inc. (a)	120,945	4,448,357

Molina Healthcare, Inc. (a)	103,425	2,603,207

		16,186,519

		22,047,553

Total Common Stocks (cost $377,894,467)		452,159,114

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.0%
Time Deposit - 6.0%
State Street Time Deposit 0.01%, 4/01/10 (cost $28,410,802)	$28,411	28,410,802

Total Investments – 100.6% (cost $406,305,269) (b)		480,569,916
Other assets less liabilities - (0.6)%		(2,679,386)

Net Assets - 100.0%		$477,890,530

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,065,419 and gross unrealized depreciation of investments was $(17,800,772), resulting in net unrealized appreciation of $74,264,647.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$452,159,114	$—	$—	$452,159,114
Short-Term Investments	—	28,410,802	—	28,410,802

Total Investments in Securities	452,159,114	28,410,802	—	480,569,916
Other Financial Instruments*	—	—	—	—

Total	$452,159,114	$28,410,802	$—	$480,569,916

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 22.6%
Capital Markets - 6.2%
Ameriprise Financial, Inc.	46,000	$2,086,560
Deutsche Bank AG	27,500	2,113,925
Goldman Sachs Group, Inc. (The)	39,600	6,756,948
Morgan Stanley	94,700	2,773,763

		13,731,196

Commercial Banks - 5.4%
BB&T Corp.	67,100	2,173,369
U.S. Bancorp	88,900	2,300,732
Wells Fargo & Co.	243,700	7,583,944

		12,058,045

Diversified Financial Services - 6.8%
Bank of America Corp.	384,600	6,865,110
Citigroup, Inc. (a)	365,900	1,481,895
JPMorgan Chase & Co.	148,200	6,631,950

		14,978,955

Insurance - 4.2%
ACE Ltd.	16,400	857,720
Allstate Corp.	37,300	1,205,163
Chubb Corp.	15,500	803,675
Principal Financial Group, Inc.	37,300	1,089,533
Travelers Co., Inc. (The)	43,500	2,346,390
Unum Group	54,300	1,345,011
XL Capital Ltd.-Class A	88,300	1,668,870

		9,316,362

		50,084,558

Consumer Discretionary - 19.3%
Automobiles - 1.4%
Ford Motor Co. (a)	247,300	3,108,561

Hotels, Restaurants & Leisure - 0.9%
Royal Caribbean Cruises Ltd. (a)	57,100	1,883,729

Household Durables - 3.0%
DR Horton, Inc.	74,100	933,660
Fortune Brands, Inc.	13,300	645,183
Garmin Ltd.	57,600	2,216,448
NVR, Inc. (a)	2,400	1,743,600
Pulte Homes, Inc. (a)	103,900	1,168,875

		6,707,766

Media - 7.5%
CBS Corp.-Class B	121,200	1,689,528
Comcast Corp.-Class A	102,400	1,927,168
News Corp.-Class A	268,500	3,869,085
Time Warner Cable, Inc.-Class A	76,400	4,072,883
Time Warner, Inc.	104,600	3,270,842
Viacom, Inc.-Class B (a)	52,400	1,801,512

		16,631,018

Multiline Retail - 1.6%
JC Penney Co., Inc.	35,300	1,135,601
Macy’s, Inc.	108,000	2,351,160

		3,486,761

Specialty Retail - 4.0%
Foot Locker, Inc.	40,400	607,616

Gap, Inc. (The)	75,400	1,742,494
Home Depot, Inc.	78,000	2,523,300
Limited Brands, Inc.	39,500	972,490
Lowe’s Cos., Inc.	23,300	564,792
Office Depot, Inc. (a)	180,800	1,442,784
Ross Stores, Inc.	20,900	1,117,523

		8,970,999

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	107,000	2,035,140

		42,823,974

Energy - 15.7%
Energy Equipment & Services - 2.6%
Ensco International PLC (Sponsored ADR)	37,600	1,683,728
Noble Corp. (a)	25,100	1,049,682
Rowan Cos., Inc. (a)	46,300	1,347,793
Transocean Ltd. (a)	19,300	1,667,134

		5,748,337

Oil, Gas & Consumable Fuels - 13.1%
Apache Corp.	11,100	1,126,650
Chevron Corp.	51,300	3,890,079
Cimarex Energy Co.	38,400	2,280,192
ConocoPhillips	88,900	4,549,013
Devon Energy Corp.	48,700	3,137,741
Exxon Mobil Corp.	90,900	6,088,482
Forest Oil Corp. (a)	50,600	1,306,492
Newfield Exploration Co. (a)	35,900	1,868,595
Nexen, Inc.	69,700	1,722,287
Occidental Petroleum Corp.	5,200	439,608
Total SA (Sponsored ADR)	5,300	307,506
Valero Energy Corp.	115,130	2,268,061

		28,984,706

		34,733,043

Consumer Staples - 9.1%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	58,200	1,609,812
Constellation Brands, Inc.-Class A (a)	71,500	1,175,460

		2,785,272

Food & Staples Retailing - 0.6%
SUPERVALU, Inc.	80,200	1,337,736

Food Products - 4.0%
Archer-Daniels-Midland Co.	70,150	2,027,335
Bunge Ltd.	21,900	1,349,697
Kraft Foods, Inc.-Class A	65,900	1,992,816
Sara Lee Corp.	119,800	1,668,814
Smithfield Foods, Inc. (a)	40,500	839,970
Tyson Foods, Inc.-Class A	49,700	951,755

		8,830,387

Household Products - 1.3%
Procter & Gamble Co.	44,700	2,828,169

Tobacco - 2.0%
Altria Group, Inc.	108,100	2,218,212

Reynolds American, Inc.	39,600	2,137,608

		4,355,820

		20,137,384

Industrials - 7.7%
Aerospace & Defense - 1.1%
Northrop Grumman Corp.	28,400	1,862,188
Raytheon Co.	12,000	685,440

		2,547,628

Airlines - 0.8%
Delta Air Lines, Inc. (a)	117,380	1,712,574

Electrical Equipment - 0.4%
Cooper Industries PLC	18,000	862,920

Industrial Conglomerates - 3.8%
General Electric Co.	423,600	7,709,520
Textron, Inc.	37,300	791,879

		8,501,399

Machinery - 1.3%
Ingersoll-Rand PLC	63,100	2,200,297
SPX Corp.	10,600	702,992

		2,903,289

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	61,100	610,389

		17,138,199

Health Care - 7.5%
Health Care Providers & Services - 2.0%
Aetna, Inc.	64,000	2,247,040
WellPoint, Inc. (a)	32,700	2,105,226

		4,352,266

Pharmaceuticals - 5.5%
Merck & Co., Inc.	142,100	5,307,435
Pfizer, Inc.	406,700	6,974,905

		12,282,340

		16,634,606

Information Technology - 5.3%
Communications Equipment - 2.9%
JDS Uniphase Corp. (a)	70,300	880,859
Motorola, Inc. (a)	486,000	3,411,720
Nokia Oyj (Sponsored ADR)-Class A	130,900	2,034,186

		6,326,765

Computers & Peripherals - 0.8%
Dell, Inc. (a)	125,484	1,883,515

Electronic Equipment, Instruments & Components - 1.0%
Tyco Electronics Ltd.	81,900	2,250,612
Vishay Intertechnology, Inc. (a)	5,500	56,265

		2,306,877

Internet Software & Services - 0.3%
AOL, Inc. (a)	25,700	649,696

Software - 0.3%
Symantec Corp. (a)	38,600	653,112

		11,819,965

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	268,000	6,925,120
Verizon Communications, Inc.	8,900	276,078

		7,201,198

Wireless Telecommunication Services - 1.7%
Sprint Nextel Corp. (a)	544,300	2,068,340
Vodafone Group PLC (Sponsored ADR)	75,200	1,751,408

		3,819,748

		11,020,946

Materials - 3.2%
Chemicals - 1.1%
EI du Pont de Nemours & Co.	51,400	1,914,136
Huntsman Corp.	49,500	596,475

		2,510,611

Containers & Packaging - 0.1%
Sonoco Products Co.	7,700	237,083

Metals & Mining - 2.0%
AK Steel Holding Corp.	48,100	1,099,566
Freeport-McMoRan Copper & Gold, Inc.	27,200	2,272,288
Steel Dynamics, Inc.	62,400	1,090,128

		4,461,982

		7,209,676

Utilities - 1.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	18,900	646,002
Pinnacle West Capital Corp.	26,600	1,003,618

		1,649,620

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	17,800	624,958
RRI Energy, Inc. (a)	22,100	81,549

		706,507

Multi-Utilities - 0.1%
NiSource, Inc.	18,700	295,460

		2,651,587

Total Common Stocks (cost $190,494,605)		214,253,938

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit 0.01%, 4/01/10 (cost $4,970,773)	$4,971	4,970,773

Total Investments - 98.8% (cost $195,465,378) (b)	219,224,711
Other assets less liabilities - 1.2%	2,586,073

Net Assets - 100.0%	$221,810,784

(a)	Non-income producing security.
(b)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,630,614 and gross unrealized depreciation of investments was $(8,871,281), resulting in net unrealized appreciation of $23,759,333.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$214,253,938	$—	$—	$214,253,938
Short-Term Investments	—	4,970,773	—	4,970,773

Total Investments in Securities	214,253,938	4,970,773	—	219,224,711
Other Financial Instruments*	—	—	—	—

Total	$214,253,938	$4,970,773	$—	$219,224,711

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2010